  NATIONS
----FUNDS--
                                                               [Graphic Omitted]

                                                  Investments For A Lifetime(SM)

Money              Nations
Market             Tax Exempt Fund
Funds
                   Nations
                   Treasury Fund

                   Nations
                   Government
                   Money Market Fund

                   Nations
                   Prime Fund


SEMI ANNUAL REPORT FOR THE PERIOD
ENDED SEPTEMBER 30, 1998

THIS REPORT IS SUBMITTED FOR THE
GENERAL INFORMATION OF SHAREHOLDERS
OF NATIONS FUNDS. THIS MATERIAL
MUST BE PRECEDED OR ACCOMPANIED BY
A CURRENT NATIONS FUNDS PROSPECTUS.

NATIONS FUNDS DISTRIBUTOR:
STEPHENS INC. STEPHENS INC., WHICH IS NOT
AFFILIATED WITH NATIONSBANK, N.A.,
IS NOT A BANK, AND SECURITIES
OFFERED BY IT ARE NOT GUARANTEED BY
ANY BANK OR INSURED BY THE FDIC.
STEPHENS INC., MEMBER NYSE, SIPC.

NATIONS FUNDS INVESTMENT ADVISER:
NATIONSBANC ADVISORS, INC.


-----------------------------

          NOT FDIC-
           INSURED

-----------------------------

       MAY LOSE VALUE

-----------------------------

      NO BANK GUARANTEE

-----------------------------

NATIONS FUNDS

DEAR SHAREHOLDER:

Thus far in 1998, equity investors have experienced a "roller-coaster" ride that has been both dramatic and ugly. Stock mutual funds of almost every stripe and color fell sharply during the third quarter. According to Lipper Analytical Services, Inc., the average diversified U.S. stock fund posted a negative 15% return during the quarter, with small company funds losing over 21%. International equity funds also experienced downturns over the last three months, with diversified international funds losing 16% on average and emerging markets funds sliding a steep 23%.*

The three months ending September 30 represented the worst quarter for U.S. stock funds since the third quarter of 1990. At that time, we were in a heated showdown with Saddam Hussein and Iraq. The obvious question on everyone's mind today is: what are the drivers causing the extreme volatility being experienced in the markets? We think that the answer may be as simple as a shift in psychology by investors. From January 1997 through July 1998, investors were comfortable with assuming risk -- almost too comfortable. Equity valuations reflected a close to perfect environment. Bond yield comparisons to U.S. Treasuries also reflected a comfort with credit risk. However, Russia's debt default in August 1998 was the last in a combination of bad news and uncertainties that changed the prevailing mind set and compelled investors to run for cover. Global anxieties were sufficient overall to push investors in one direction: "risk avoidance."

As we look forward, several thoughts come to mind that lead us to remain optimistic: 1) interest rates have dropped to thirty-year lows and the U.S. economy is very rate sensitive; 2) inflation remains in check; 3) corporate profits, while slowing, should pick up if our economy avoids recession; 4) Japan's government is attacking its banking crisis with an approach similar to that used in the U.S. savings and loan crisis in the 1980s; and 5) the Federal Reserve Board has twice moved in the last month to lower the target on the Federal funds rate in an effort to fend off any "credit crunch."

While the risk for recession in 1999 is growing, we believe that conditions in the U.S. will remain sound and that next year will be another year of positive economic activity. Consistent monetary policy, a solid fiscal condition, low inflation, and high employment are the important ingredients for our economic picture. Investors need to remain alert and appreciate the fact that changing conditions may translate into further market volatility. On behalf of our shareholders, we will stay vigilant in our work as we pursue the Funds' objectives.

Sincerely,

/s/ A. Max Walker                          /s/ Robert H. Gordon

    A. Max Walker                               Robert H. Gordon
    President and Chairman of                   President, NationsBanc
      the Board                                   Advisors, Inc.

September 30, 1998

  Source for all statistical data: TradeStreet Investment Associates, Inc.
* Lipper Analytical Services, Inc. is an independent fund performance monitor.

                Past performance is no guarantee of future results.

                      [This page intentionally left blank.]

Table
Of
Contents

            FINANCIAL STATEMENTS
            Statements of Net Assets                           2
            Statements of Operations                          28
            Statements of Changes in Net Assets               29
            Schedules of Capital Stock Activity               32
            Financial Highlights                              34
            Notes to Financial Statements                     42

NATIONS FUNDS

Nations Tax Exempt Fund
-------------------------------------------------------------
Statement of Net Assets        September 30, 1998 (unaudited)
-------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                VALUE
 (000)                                                 (000)
-------------------------------------------------------------
             MUNICIPAL BONDS AND NOTES - 99.8%
             ALABAMA - 2.0%
             Alabama (State of), Housing Finance
              Authority, Multi-Family Housing,
              AmSouth Bank NA, Birmingham LOC:
              (Rime Village Hoover Project)
              (FNMA Collateral):
$  1,700      Series A,
              3.500% 06/15/26 + .................   $    1,700
   4,500    Series B,
              3.500% 06/15/26 + .................        4,500
   6,000      (Turtle Lake Project), Series F,
              4.000% 09/01/23 + .................        6,000
   9,890    ASMS Public Education Building
              Authority of Mobile, Alabama,
              (Alabama High School Math &
              Science), AmSouth Bank NA,
              Birmingham LOC,
              4.000% 07/01/22 + .................        9,890
   1,520    Birmingham, Alabama, Industrial
              Development Board, (Avondale -
              Phase III ), AmSouth Bank NA,
              Birmingham LOC,
              4.300% 06/01/00 + .................        1,520
   2,800    Columbia, Alabama, Industrial
              Development Board, Pollution
              Control Revenue, (Alabama Power
              Company Project), AMT,
              3.050% 06/01/28 + (a) .............        2,800
   3,000    Gadsden, Alabama, Industrial
              Development Board, Industrial
              Development Revenue, (Keystone
              Foods Corporation Project), AMT,
              Bank of Scotland LOC,
              4.200% 05/01/04 + (a) .............        3,000
     560    Homewood, Alabama, Industrial
              Development Board Revenue,
              (Keebler Company Project),
              Bank of Nova Scotia LOC,
              3.750% 11/01/04 + .................          560
   8,500    McIntosh, Alabama, Industrial
              Development Board, Solid Waste
              Disposal Revenue, (Ciba-Geigy
              Corporation Project), AMT,
              Union Bank of Switzerland LOC,
              3.650% 07/01/04 + .................        8,500
     800    Northern Alabama Environmental
              Improvement Authority, Pollution
              Control Revenue, (Reynold Metals),
              Bank of Nova Scotia LOC,
              4.100% 12/01/00 + .................          800
   2,000    Opelika, Alabama, Industrial
              Development Board, (Flowers
              Baking Company Project),
              SunTrust Bank LOC,
              4.050% 12/01/99 + (a) .............        2,000
   8,700    Phenix (County of), Alabama, Industrial
             Development Board, Environmental
              Improvement Revenue, (Mead
              Coated Board Project), Series A,
              AMT, Toronto Dominion Bank LOC,
              4.200% 06/01/28 ++ ................        8,700
   1,000    Stevenson, Alabama, Industrial
              Development Board, Environmental
              Improvement Revenue, (Mead
              Corporation Project), AMT, Societe
              Generale LOC,
              4.250% 01/01/31 + .................        1,000
                                                    ----------
                                                        50,970
                                                    ----------

        ALASKA - 1.8%
  16,600    Alaska (State of), Industrial
              Development and Export Authority,
              Exempt Facilities Revenue,
              (Fairbanks Gold Mining Inc.), AMT,
              Union Bank of Switzerland LOC,
              3.600% 05/01/09 + .................       16,600
  29,550    Valdez, Alaska, Marine Term Revenue,
              (Arco Transportation Project),
              Series B, Atlantic Richfield
              Guaranteed,
              3.650% 05/01/31 + .................       29,550
                                                    ----------
                                                        46,150
                                                    ----------

            ARIZONA - 1.3%
            Apache (County of), Arizona, Industrial
              Development Authority, Pollution
              Control Revenue,
              (Tuscon Electric Power):
   7,000    Series 83A, Barclays Bank PLC; and
              Toronto Dominion LOC,
              3.550% 12/15/18 + .................        7,000
  16,000    Series 83B, Bank of New York LOC,
              3.600% 12/15/18 + .................       16,000
   5,100    Casa Grande, Arizona, Industrial
              Development Authority Revenue,
              (Mayville Metal), Toronto
              Dominion LOC,
              3.300% 07/01/15 + (a) .............        5,100
   4,800    Goodyear, Arizona, Industrial
              Development Authority,
              (Walle Corporation Project), AMT,
              PNC Bank LOC,
              4.200% 05/01/15 + (a) .............        4,800
                                                    ----------
                                                        32,900
                                                    ----------

            ARKANSAS - 0.4%
   6,300    Little Rock, Arkansas, Metrocentre
              District Number 1, Improvement
              Revenue, (Little Rock Newspapers Inc.
              Project), Bank of New York LOC,
              4.200% 12/01/25 ++ ................        6,300
   3,250    Lowell, Arkansas, Industrial
              Development Revenue, (Little Rock
              Newspapers Inc. Project), AMT,
              Bank of New York LOC,
              3.800% 06/01/31 + (a) .............        3,250
                                                    ----------
                                                         9,550
                                                    ----------
            CALIFORNIA - 1.7%
            California (State of), Higher Education
              Loan Authority Inc., Student Loan
              Revenue, Sr. Lien, Student Loan
              Marketing Guarantee:
   7,500    Series A-1,
              3.650% 04/01/00 + .................        7,500
  19,000    Series A-2,
              3.800% 04/01/00 + .................       19,000
   7,000    Los Angeles, California, Regional
              Airports Improvement Corporation,
              Terminal Facilities Revenue,
              AMT, (Los Angeles International
              Airport), Societe Generale LOC,
              4.200% 12/01/25 ++ ................        7,000
  10,000    Student Education Loan Marketing
              Corporation, California Student Loan
              Revenue, Series A, Dresdner
              Bank AG LOC,
              3.850% 11/01/98 + .................       10,000
                                                    ----------
                                                        43,500
                                                    ----------
            COLORADO - 3.8%
   5,440    Arapahoe (County of), Colorado,
              Industrial Development Revenue,
              (Suntory Water Group Inc. Project),
              AMT, Wachovia Bank
              of North Carolina LOC,
              4.100% 05/01/23 + (a) .............        5,440
  13,000    Colorado (State of), Housing Finance
              Authority, Multi-Family Housing
              Revenue, (Grants Plaza), Series A,
              Bankers Trust Company LOC,
              4.125% 11/01/09 + .................       13,000
            Denver (City and County of), Colorado,
              Airport Revenue, AMT, Credit Local
              de France LOC:
   3,500    Series F,
              3.650% 11/15/25 + .................        3,500
   5,000    Series G,
              3.650% 11/15/25 + .................        5,000
  23,590    Denver (City and County of), Colorado,
              Multi-Family Housing
              Revenue, PT-1036,
              Merrill Lynch Guarantee and SBPA,
              4.170% 10/15/08 + (a) .............       23,590
   5,305    El Paso (County of), Colorado,
              Multi-Family Housing Revenue,
              (Briarglen Apartments Project),
              General Electric Capital
              Corporation Guaranty,
              3.550% 12/01/24 + (a) .............        5,305
  39,300    Moffat (County of), Colorado, Pollution
              Control Revenue, AMBAC Insured;
              and Societe Generale SBPA,
              3.650% 07/01/20 + .................       39,300
   3,200    Pitkin (County of), Colorado,
              Industrial Development Revenue,
              (Aspen Skiing Company Project),
              Series B, AMT, First National Bank
              of Chicago LOC,
              4.250% 04/01/14 + (a) .............        3,200
                                                    ----------
                                                        98,335
                                                    ----------
            DELAWARE - 2.9%
  36,900    Delaware (State of), Economic
              Development Authority, Hospital
              Billing Revenue, Series C,
              MBIA Insured; and Morgan
              Stanley Group Inc. SBPA,
              3.550% 12/01/15 + .................       36,900
            Delaware (State of), Economic
              Development Authority, Industrial
              Development Revenue, (Star
              Enterprise), AMT, Canadian
              Imperial Bank of
              Commerce LOC:
  12,000    Series A,
              3.700% 08/01/29 + .................       12,000
  10,000    Series B,
              3.750% 08/01/29 + .................       10,000
  17,300    Series C,
              3.750% 08/01/29 + .................       17,300
                                                    ----------
                                                        76,200
                                                    ----------
        FLORIDA - 6.5%
  12,810    Broward (County of), Florida, Housing
              Finance Authority, Multi-Family
              Housing Revenue, (Fisherman's
              Project), Continental Casualty
              Surety Bond,
              3.550% 11/01/07 + .................       12,810
  12,617    Broward (County of), Florida, Housing
              Finance Authority, PT-1016,
              Merrill Lynch Guarantee and SBPA,
              4.190% 12/01/29 + (a) .............       12,617
  54,494    Dade (County of), Florida, Housing
              Finance Authority, Multi-Family
              Housing Revenue, PT-1014,
              Merrill Lynch Guarantee and SBPA,
              4.190% 12/01/29 + (a) .............       54,494
            Dade (County of), Florida, Industrial
              Development Authority:
   7,600    (Bull Moose Tube Company Project),
              AMT, Bank of Nova Scotia LOC,
              4.100% 12/01/12 + (a) .............        7,600
            (Dolphins Stadium Project),
              Societe Generale LOC:
   4,000    Series C,
              3.500% 01/01/16 + (a) .............        4,000
   5,100    Series D,
              3.500% 01/01/16 + (a) .............        5,100
   4,830    (Phase II Furniture Corporation
              Project), AMT, SunTrust Bank LOC,
              4.150% 11/01/14 + (a) .............        4,830
  14,999    Florida (State of), Board of Education,
              Capital Outlay, BTP-179,
              Bankers Trust Company SBPA,
              4.150% 06/01/01 + (a) .............       14,999
  14,800    Florida (State of), Housing Finance
              Agency, (Clear Lake Project),
              Continental Casualty Surety Bond,
              3.550% 01/01/34 + .................       14,800
            Florida (State of), Housing Finance
              Agency, Multi-Family Housing
              Revenue:
   3,100    (Lake of North Dale Project),
              Southtrust Bank LOC,
              4.100% 06/01/07 + .................        3,100
   5,000    (Lakeside Project), Series B,
              Bankers Trust Company LOC,
              4.125% 08/01/06 + (a) .............        5,000
   3,645    Manatee (County of), Florida, Housing
              Finance Authority, Multi-Family
              Mortgage Revenue, (Hampton
              Court Project), Series A,
              First Union Bank LOC,
              4.000% 06/01/07 + (a) .............        3,645
  12,700    Miami, Florida, Health Facilities
              Authority, Health Facilities Revenue,
              (Miami Jewish Home & Hospital),
              SunTrust Bank, Miami LOC,
              4.050% 12/01/16 + (a) .............       12,700
   1,500    Palm Beach (County of), Florida,
              (Norton Gallery Inc. Project),
              Northern Trust LOC,
              3.600% 05/01/25 + .................        1,500
   3,100    St. Lucie (County of), Florida,
              Industrial Development Authority,
              (Florida Convalescent Centers
              Project), Series A, Toronto
              Dominion Bank LOC,
              3.350% 01/01/11 +++ ...............        3,100
   9,500    University of Northern Florida, Capital
              Improvement Revenue, First Union
              National Bank of North Carolina LOC,
              4.050% 11/01/27 + .................        9,500
                                                    ----------
                                                       169,795
                                                    ----------
        GEORGIA - 9.0%
  10,000    Albany-Dougherty, Georgia, Payroll
              Development Authority, Pollution
              Control Revenue, (Phillip Morris
              Companies Inc. Project),
              3.850% 10/01/05 + (a) .............       10,000
   1,150    Bartow (County of), Georgia,
              Development Authority, Pollution
              Control Revenue, (Georgia Power
              Company Plant, Bowen Project),
              4.150% 03/01/24 + (a) .............        1,150
   2,085    Burke (County of), Georgia,
              Development Authority, Pollution
              Control Revenue, (Georgia
              Power Company, Vogtle), 3rd Series,
              4.150% 09/01/25 + .................        2,085
   7,750    Clayton (County of), Georgia, Hospital
              Authority, (Southern Regional
              Medical Center Project), Series B,
              SunTrust Bank LOC,
              4.050% 08/01/19 + (a) .............        7,750
            Clayton (County of), Georgia, Housing
              Authority, Multi-Family Housing
              Revenue:
   6,385    (Chateau Forest Apartments),
              Series E, Barclays Bank PLC SBPA;
              and FSA Guarantee,
              3.600% 01/01/21 + .................        6,385
   3,380    (Village Rouge Project),
              3.600% 01/01/21 + .................        3,380
   2,215    Cobb (County of), Georgia, Industrial
              Development Authority Revenue,
              (Datagraphic Inc. Project), AMT,
              Southtrust Bank LOC,
              4.150% 05/01/05 + .................        2,215
   3,600    Cobb (County of), Georgia, Residential
              Care Facilities for the Elderly
              Authority, (North Georgia
              Presbyterian Homes Inc. Project),
              SunTrust Bank LOC,
              4.050% 08/01/18 + (a) .............        3,600
  17,330    Cobb-Marietta, Georgia, Coloseum &
              Exhibit Hall Authority Revenue,
              Jr. Lien, Series A, MBIA Guarantee,
              Canadian Imperial Bank of
              Commerce SBPA,
              3.700% 10/01/26 + (a) .............       17,330
   3,420    College Park, Georgia, Business &
              Industrial Development Authority
              Revenue, (College Park Association
              Project), Bank of New York LOC,
              3.700% 06/01/14 + (a) .............        3,420
  12,515    Columbia (County of), Georgia,
              Elderly Authority Residential Care
              Facilities Revenue, (Augusta
              Resource Center on Aging),
              SunTrust Bank LOC,
              4.050% 01/01/21 + (a) .............       12,515
   2,250    Columbus, Georgia, Housing Authority,
              Multi-Family Housing Revenue,
              (Quail Ridge Project), Columbus
              Bank & Trust LOC,
              4.100% 02/01/05 + .................        2,250
   3,330    Columbus, Georgia, Industrial
              Development Revenue, (Parisian Inc.
              Project), Columbus Bank & Trust
              Company LOC,
              4.400% 04/01/07 + (a) .............        3,330
            Dekalb (County of), Georgia,
              Development Authority, Industrial
              Development Revenue:
   3,500    (A. G. Rhodes Home Inc. Project),
              SunTrust LOC,
              4.050% 03/01/21 + (a) .............        3,500
   7,430    (American Cancer Society Inc.),
              SunTrust Company Bank LOC,
              4.050% 05/01/13 + (a) .............        7,430
   5,250    (Radiation Steralizers),
              Comerica LOC,
              3.600% 03/01/05 + ++ (a) ..........        5,250
            Dekalb (County of), Georgia, Housing
              Authority, Multi-Family Housing Revenue:
   2,800    (Camden Brook Project), FNMA
              Collateral Agreement,
              3.650% 06/15/25 + .................        2,800
   5,430    (Haystack Apartment Projects),
              AMT, General Electric Capital
              Corporation Guarantee,
              4.150% 12/01/20 + (a) .............        5,430
   6,875    (Stone Mill Run Apartments Project),
              Series A, AMT, First Tennessee
              Bank LOC,
              4.150% 08/01/27 + .................        6,875
   5,000    (Terrace Club Project), Series B,
              Southtrust Bank LOC,
              4.000% 11/01/15 + .................        5,000
  14,935    (Wood Terrace Apartments Project),
              FNMA Collateral Project,
              4.050% 12/15/15 + .................       14,935
   3,460    Dekalb (County of), Georgia, Housing
              Authority, Revenue Anticipation
              Certificates, (Dekalb Medical
              Center Project), SunTrust Company
              Bank LOC,
              4.050% 09/01/09 + (a) .............        3,460
   4,000    Floyd (County of), Georgia,
              Development Authority, Pollution
              Control Revenue, (Georgia Power
              Company Plant Hammond Project),
              4.100% 09/01/26 + (a) .............        4,000
   5,800    Fulco (County of), Georgia, Hospital
              Authority, (Piedmont Hospital
              Project), SunTrust Bank LOC,
              4.050% 02/01/07 + (a) .............        5,800
            Fulton (County of), Georgia,
              Development Authority Revenue:
  12,500    (Robert W. Woodruff Arts),
              Wachovia Bank of Georgia LOC,
              4.000% 08/01/18 + (a) .............       12,500
   3,000    (Spellman College Project),
              SunTrust Bank LOC,
              4.050% 06/01/16 + .................        3,000
   2,400    Greene (County of), Georgia,
              Industrial Development Authority
              Revenue, (Chipman-Union Inc. ......
              Project), Series A, AMT, SunTrust
              Bank LOC,
              4.150% 03/01/05 + (a) .............        2,400
   7,500    Gwinnett (County of), Georgia,
              Industrial Development Revenue,
              (United Stationers Company
              Project), PNC Bank LOC,
              4.050% 12/31/02 + (a) .............        7,500
   3,000    Henry (County of), Georgia,
              Development Authority Revenue,
              (Georgia-Pacific Corporation
              Project), SunTrust Bank LOC,
              4.050% 05/01/04 + (a) .............        3,000
  35,000    Municipal Electric Authority, Georgia,
              (Project One), Subordinated Bonds,
              Series E, ABN-AMRO Bank LOC,
              3.600% 01/01/26 + .................       35,000
   1,000    Newton (County of), Georgia,
              Industrial Development Authority,
              Industrial Development Revenue,
              (H. B. Fuller Company),
              Commerzbank AG LOC,
              4.150% 12/01/04 + .................        1,000
  16,300    Smyrna, Georgia, Multi-Family
              Housing Authority Revenue, (Post
              Valley Project), FNMA
              Collateralized,
              3.500% 06/01/25 + .................       16,300
   4,000    Tallapoosa, Georgia, Development
              Authority Revenue, (U.S. Can
              Company Project), Harris Trust &
              Savings Bank LOC,
              3.650% 02/01/15 + (a) .............        4,000
   5,000    Thomaston-Upson (County of),
              Georgia, Industrial Development
              Revenue, (Quad/Thomaston
              Project), First Union National Bank,
              Charlotte LOC,
              4.000% 04/01/00 + (a) .............        5,000
   5,550    Worth (County of), Georgia, Industrial
              Development Authority Revenue,
              (Seabrook Project), Series A,
              SunTrust Bank LOC,
              4.050% 08/01/23 + (a) .............        5,550
                                                    ----------
                                                       235,140
                                                    ----------

        HAWAII - 0.3%
   8,500    Hawaii (State of), Housing Finance and
              Development Corporation, Rental
              Housing System Revenue Bonds,
              Series 89A, Banque Nationale de
              Paris LOC,
              3.550% 07/01/24 + .................        8,500
                                                    ----------
        IDAHO - 0.9%
  22,275    Idaho (State of), Housing & Finance
              Association, AMT, PT-173,
              Commerzbank AG SBPA
              4.150% 07/01/29 + (a) .............       22,275
                                                    ----------

        ILLINOIS - 18.5%
   2,600    Chicago, Illinois, Airport Special
              Facilities, (Centerpoint O'Hare),
              First National Bank of Chicago LOC,
              3.800% 09/01/32 + (a) .............        2,600
   6,075    Chicago, Illinois, Industrial
              Development Revenue, (Eli's
              Chicago's Finest Inc.), AMT,
              U.S. Bank NA LOC,
              4.250% 11/01/26 + (a) .............        6,075
            Chicago, Illinois, Multi-Family
              Housing, (Waveland Association),
              UBS AG LOC:
   6,750    Project B,
              3.500% 11/01/10 + .................        6,750
  12,600    Project F,
              3.500% 11/01/10 + .................       12,600
            Chicago, Illinois, O'Hare International
              Airport Revenue:
   1,700    (American Airlines Inc.), Series B,
              Royal Bank of Canada LOC,
              4.200% 12/01/17 ++ ................        1,700
            (General Airport, 2nd Lien),
              Societe Generale LOC:
  13,800    Series A,
              3.500% 01/01/15 + .................       13,800
   6,370    Series B,
              3.500% 01/01/15 + .................        6,370
   7,400    Series C,
              3.550% 01/01/18 + .................        7,400
            Illinois (State of), Development
              Finance Authority:
   4,320    (Chicago Academy of Sciences),
              American National Bank & Trust
              Company LOC,
              3.750% 01/01/31 + .................        4,320
  26,100    (Chicago Symphony Orchestra),
              Northern Trust Company LOC,
              3.550% 12/01/28 + .................       26,100
  30,300    (Lyric Opera Chicago Project),
              Northern Trust Company;
              NBD Bank NA; Harris Trust &
              Savings Bank; and Caisse National
              de Credit Agricoli LOC,
              3.650% 12/01/28 + .................       30,300
   5,000    (Presbyterian Home Lake), Series A,
              LaSalle Bank LOC,
              3.750% 10/01/31 + .................        5,000
   9,000    (Roosevelt University Project),
              American National Bank & Trust
              Company LOC,
              3.750% 04/01/25 + .................        9,000
   9,000    (YMCA of Metropolitan Chicago
              Project), Series A, Harris Trust &
              Savings Bank LOC,
              3.650% 06/01/26 + .................        9,000
            Illinois (State of), Development
              Finance Authority, Economic
              Development Revenue:
   1,900    (Addison 450 LP Project), AMT,
              American National Bank & Trust
              Company LOC,
              3.625% 12/01/09 + .................        1,900
   9,100    (Edison Company Project), Series C,
              ABN-AMRO Bank LOC,
              3.625% 03/01/09 + .................        9,100
   3,330    (Randolph Pickle Corporation), AMT,
              American National Bank & Trust
              Company LOC,
              3.950% 06/01/12 + .................        3,330
   2,415    (Xavier University), American
              National Bank & Trust
              Company LOC,
              3.750% 10/01/12 + .................        2,415
  28,000    Illinois (State of), Development
              Finance Authority, Pollution Control
              Revenue, (Commonwealth Edison
              Company Project), ABN-AMRO
              Bank LOC,
              3.600% 10/15/14 + (a) .............       28,000
            Illinois (State of), Educational Facilities
              Revenue:
   8,900    (Arts Clubs of Chicago), Northern
              Trust Company LOC,
              3.650% 01/01/26 + .................        8,900
   6,300    (Chicago Historical Society),
              Northern Trust Company LOC,
              3.650% 12/01/25 + (a) .............        6,300
   4,000    (DePaul University), Series CP-1,
              Northern Trust Company LOC,
              3.650% 04/01/26 + .................        4,000
  29,000    (Field Museum of Natural History),
              Northern Trust Company LOC,
              3.650% 11/01/32 + .................       29,000
  14,500    (Illinois Institute of Technology),
              Series A, NBD Bank NA; Northern
              Trust Company; and Harris Trust
              and Savings Bank LOC,
              3.650% 09/01/25 + .................       14,500
   6,000    (Museum of Science & Industry),
              First National Bank of Chicago LOC,
              3.650% 10/01/26 + .................        6,000
  11,385    (University Pooled Financing
              Program), FGIC Insured; and
              NBD Bank NA SBPA,
              3.650% 12/02/05 + .................       11,385
            Illinois (State of), Health Facilities
              Authority Revenue Bonds:
   5,500    (Childrens Memorial Hospital
              Project), Series B, National Bank of
              Detroit LOC,
              3.650% 11/01/15 + .................        5,500
              (Evanston Hospital Corporation),
  10,000      3.850% 02/01/99 + .................       10,000
   2,000      3.850% 02/01/99 ++ ................        2,000
  18,000      3.700% 03/01/99 ++ ................       18,000
  11,000      3.700% 07/15/99 ++ ................       11,000
   7,000    (Evanston Hospital Corporation),
              Series B,
              3.550% 08/15/15 ++ ................        7,000
   5,000    (Gottlieb Health Resources Inc.
              Project), Harris Trust and Savings
              Bank LOC,
              3.650% 11/15/24 + .................        5,000
  10,050    (Park Plaza Retirement Center
              Project), ABN-AMRO Bank LOC,
              3.650% 09/15/20 + .................       10,050
   8,000    Series C, First National Bank of
              Chicago LOC,
              3.650% 08/01/15 + (a) .............        8,000
   7,100    (The Streeterville Corporation
              Project), First National Bank of
              Chicago LOC,
              3.650% 08/15/24 + .................        7,100
   5,000    (University of Chicago) Series A,
              3.750% 08/01/15 + .................        5,000
  44,000    Illinois (State of), Housing
              Development Authority, Housing
              Revenue, (Illinois Center
              Apartments), Met Life Guaranty
              LOC; and KBC Bank SBPA,
              3.600% 01/01/08 + (a) .............       44,000
   7,000    Jackson-Union (Counties of), Illinois,
              Regional District, Port Facilities
              Revenue, (Environmental
              Transportation Services), First
              Union National Bank LOC,
              3.550% 04/01/22 + .................        7,000
  13,700    Kane (County of), Illinois, Educational
              Facilities Revenue, (Glenwood
              School For Boys), Harris Trust &
              Savings Bank LOC,
              3.650% 02/01/28 + .................       13,700
  15,000    Lisle, Illinois, Multi-Family Housing
              Revenue, (Ashley of Lisle Project),
              LaSalle National Bank LOC,
              3.650% 12/15/25 + .................       15,000
   4,935    Lombard, Illinois, Multi-Family
              Housing, Continental Casualty
              Surety Bond, (Clover Creek
              Apartment Project),
              4.000% 12/15/98 + .................        4,935
   9,200    Orland Park, Illinois, Industrial
              Development Revenue, (Panduit
              Corporation Project), AMT,
              Wachovia Bank, Georgia LOC,
              3.800% 04/01/31 + (a) .............        9,200
   3,700    Palos Hills, Illinois, Multi-Family
              Housing Revenue, (Green Oaks
              Project), AMT, LaSalle National
              Bank LOC,
              3.750% 08/01/29 + (a) .............        3,700
   7,000    Quincy, Illinois, (Quincy University),
              Allied Irish Bank PLC LOC,
              4.050% 06/01/22 + .................        7,000
   7,195    Richton Park, Illinois, Industrial
              Development Revenue, (Sinter
              Metals Inc. Project), AMT,
              Mellon Bank LOC,
              4.150% 04/01/16 + (a) .............        7,195
   7,600    Sauget, Illinois, GO, Credit Locale de
              France LOC,
              3.650% 02/01/16 + .................        7,600
   1,600    Southwestern Illinois Development
              Authority, Industrial Development
              Revenue, (Robinson Steel
              Company Inc. Project), AMT,
              American National Bank & Trust
              Company LOC,
              3.625% 12/01/06 + .................        1,600
   5,000    Woodford (County of), Illinois,
              Industrial Development Authority
              Revenue, (Parsons Company Inc. ....
              Project), AMT, Bank One
              Illinois NA LOC,
              4.150% 03/01/13 + (a) .............        5,000
                                                    ----------
                                                       480,425
                                                    ----------
        INDIANA - 3.3%
     505    Evansville, Indiana, Industrial
              Development Revenue, (Keebler
              Company Project), Bank of
              Nova Scotia LOC,
              3.750% 06/01/04 + .................          505
   5,200    Fort Wayne, Indiana, Economic
              Development Revenue,
              (Georgetown Place Venture Project),
              Federal Home Loan Bank LOC,
              3.550% 12/01/15 + (a) .............        5,200
   1,000    Gary, Indiana, Environmental
              Improvement Revenue, (U. S. Steel
              Corporation Project), Bank of
              Nova Scotia LOC,
              3.600% 07/15/02 + .................        1,000
   3,495    Hendricks (County of), Indiana,
              Redevelopment Commission, Tax
              Increment Revenue, (Heartland
              Crossings Project), Series A,
              Bank One NA LOC,
              4.050% 01/01/22 + (a) .............        3,495
            Indiana (State of), Development
              Finance Authority, Economic
              Development Revenue:
  14,900    Educational Facilities, (Indiana
              Historical Society Project),
              NBD Bank LOC,
              3.650% 08/01/31 + (a) .............       14,900
   1,700    (Fischer Enterprises Ltd. Project),
              PNC Bank LOC,
              4.200% 11/01/01 + (a) .............        1,700
   9,700    (Indiana University Foundation
              Project), National City Bank LOC,
              4.050% 08/01/18 + (a) .............        9,700
   3,000    (Mid America Project), AMT,
              ABN-AMRO Bank NV LOC,
              3.800% 09/01/30 + (a) .............        3,000
   2,200    (Walker-Williams Lumber
              Company Inc.), AMT, Columbus
              Bank & Trust Company LOC,
              4.400% 01/01/09 + (a) .............        2,200
   1,150    Indiana (State of), Health Facilities
              Financing Authority, (Capital Access
              Designated Pool), Comerica
              Bank LOC,
              3.650% 01/01/12 + .................        1,150
   8,500    Indiana (State of), Hospital Equipment
              Financing Authority, (ISND),
              Series A, MBIA LOC; and NBD
              Bank SBPA,
              3.650% 12/01/15 + (a) .............        8,500
   4,900    Indianapolis, Indiana, Economic
              Development Revenue, (Edgcomb
              Metals Company Project),
              Banque Nationale de Paris LOC,
              3.650% 12/01/08 + .................        4,900
   3,100    Indianapolis, Indiana, Multi-Family
              Housing Revenue, (El Beulah
              Retirement Village), National
              Bank of Detroit LOC,
              3.800% 03/01/21 + (a) .............        3,100
   2,900    Rockport, Indiana, Pollution Control
              Revenue, (Indiana and Michigan
              Electric Company), Series A,
              UBS AG LOC,
              3.650% 08/01/14 + (a) .............        2,900
   5,440    St. Joseph's (County of), Indiana,
              Economic Development Revenue,
              (Brothers of the Holy Cross Project),
              Key Bank LOC,
              3.730% 09/01/17 + (a) .............        5,440
  12,500    South Bend, Indiana, Community
              School Corporation, Tax
              Anticipation Warrants,
              4.250% 12/31/98 + (a) .............       12,511
   6,600    Terre Haute, Indiana, Economic
              Development Revenue, (First
              Financial Corporation Project),
              First National Bank of Chicago LOC,
              3.650% 12/01/15 + .................        6,600
                                                    ----------
                                                        86,801
                                                    ----------

        IOWA - 0.3%
   5,000    Davenport, Iowa, Community School
              District, Anticipation Warrants,
              State Aid Withholding,
              3.950% 07/01/99 + .................        5,006
   2,000    Iowa (State of), Finance Authority,
              Industrial Development Revenue,
              (Sauer-Sunstrand Company Project),
              AMT, HypoVereinsbank LOC,
              3.750% 05/01/26 + (a) .............        2,000
                                                    ----------
                                                         7,006
                                                    ----------

        KANSAS - 2.1%
   1,900    Kansas City, Kansas, Industrial
              Revenue, (PQ Corporation Project),
              Bank of New York LOC,
              4.200% 08/01/15 + .................        1,900
   9,600    Kansas (State of), Development
              Finance Authority, (Seaboard
              Projects), Series A, AMT,
              Bank of New York LOC,
              4.100% 12/02/25 + (a) .............        9,600
   2,500    Lawrence, Kansas, GO, Series B,
              3.900% 10/01/98 + .................        2,500
  41,470    Olathe, Kansas, Educational Facilities
              Revenue, (Kansas Independent
              College Association), Series A,
              Midland Bank PLC LOC,
              3.650% 07/01/24 + .................       41,470
                                                    ----------
                                                        55,470
                                                    ----------

        KENTUCKY - 2.4%
  12,000    Georgetown, Kentucky, Educational
              Institution Improvement Revenue,
              (Georgetown College Project),
              Bank One Kentucky NA LOC,
              4.050% 12/01/17 + (a) .............       12,000
   1,300    Hopkinsville, Kentucky, Industrial
              Building Revenue, (Brazeway Inc. ..
              Project), AMT, NBD Bank NA LOC,
              4.050% 06/01/04 + (a) .............        1,300
   7,400    Kentucky (State of), Economic
              Development Finance Authority,
              Hospital Facilities Revenue,
              (Baptist Healthcare Systems
              Project), Canadian Imperial Bank of
              Commerce LOC,
              3.520% 08/15/31 + .................        7,400
   7,000    Kentucky (State of), Housing
              Corporation, Housing Revenue,
              AMT, Series C,
              3.700% 07/01/99 + .................        7,000
   3,500    Lebanon, Kentucky, Industrial
              Development Revenue, (Wallace
              Computer Services Inc.), AMT,
              Wachovia Bank, Georgia LOC,
              3.800% 06/01/19 + (a) .............        3,500
            Lexington-Fayette, Kentucky, Urban
              County Airport Corporation
              Revenue, AMT, Credit Local de
              France LOC:
   3,600    Series A,
              4.300% 04/01/24 ++ ................        3,600
   2,900    Series B,
              4.300% 04/01/24 ++ ................        2,900
   4,880    Louisville and Jefferson (Counties of),
              Kentucky, Visitors and Convention
              Commission, FSA Insured; and
              Merrill Lynch SBPA,
              4.140% 01/01/24 + (a) .............        4,880
           Mason (County of), Kentucky,
              Pollution Control Revenue, (East
              Kentucky Power Cooperative Inc.
              Project), CFC Insured:
   5,700    Series B1,
              3.650% 10/15/14 + .................        5,700
   8,950    Series B2,
              3.650% 10/15/14 + .................        8,950
   6,000    Middletown, Kentucky, (Christian
              Academy Project), Bank One LOC,
              4.050% 07/01/22 + (a) .............        6,000
                                                    ----------
                                                        63,230
                                                    ----------

            LOUSIANA - 3.7%
   6,550    Caddo Parish, Louisiana, Industrial
              Development Board, (Frymaster
              Corporation Project), Chase
              Bank LOC,
              3.800% 01/01/03 + .................        6,550
  23,300    Jefferson Parish, Louisiana, Hospital
              Service Revenue, District Number 1,
              (West Jefferson Medical Center),
              Rabobank Nederland LOC,
              3.600% 01/01/26 + .................       23,300
            Louisiana (State of), Public Facilities
              Authority, Pollution Control
              Revenue:
  21,225    (Ciba-Geigy Corporation Project),
              UBS AG LOC,
              3.550% 12/01/04 + .................       21,225
  25,000    (Willis Knighter Medical Center),
              AMBAC Insured; and Credit Local
              de France SBPA,
              3.600% 09/01/27 + .................       25,000
   1,000    Plaquemines, Louisiana, Port
              Harbor & Terminal District, Port
              Facilities Revenue, (International
              Marine Terminal Project), Series A,
              Morgan Guaranty Trust
              Company LOC,
              3.600% 03/15/06 + .................        1,000
   3,900    St. Charles Parish, Louisiana,
              Pollution Control Revenue, (Shell
              Oil Company Project),
              4.200% 10/01/25 + .................        3,900
   9,000    South Louisiana Ports, Common Port
              Revenue, (Holnam Inc. Project),
              AMT, Wachovia Bank LOC,
              3.600% 01/01/27 + (a) .............        9,000
   5,345    Upper Pontalba, Louisiana, Building
              Restoration Corporation Revenue,
              (Upper Pontalba Building Project),
              Bank One LOC,
              4.050% 12/01/16 + .................        5,345
                                                    ----------
                                                        95,320
                                                    ----------

            MARYLAND - 3.2%
  70,700    Baltimore (City of), Maryland,
              Industrial Development Authority,
              (Baltimore Capital Acquisition),
              Bayerische Landesbank LOC,
              3.450% 08/01/16 + .................       70,700
   3,300    Baltimore (City of), Maryland, Port
              Facilities Authority, (Occidental
              Petroleum Company), Wachovia
              Bank LOC,
              3.550% 10/14/11 +++ ...............        3,300
   6,900    Maryland (State of), Economic
              Development Revenue, (General
              Binding Corporation Project), AMT,
              Harris Trust & Savings Bank LOC,
              3.800% 03/01/26 + (a) .............        6,900
   2,300    Maryland (State of), Industrial
              Development Finance Authority,
              (Rock-Tennessee Converting
              Company), AMT, SunTrust
              Company Bank LOC,
              4.150% 05/01/06 + (a) .............        2,300
                                                    ----------
                                                        83,200
                                                    ----------

            MASSACHUSETTS - 0.2%
   4,000    Massachusetts (State of), Industrial
              Finance Authority, Development
              Revenue, (Sunstrand Corporation
              Project), AMT, UBS LOC,
              4.150% 05/01/32 + .................        4,000
                                                    ----------
            MICHIGAN - 1.4%
   1,100    Delta (County of), Michigan, Economic
              Development Corporation Revenue,
              Improvement Revenue Bonds,
              (Mead-Escanaba Paper Project),
              Series D, AMT,
              4.150% 12/01/23 + .................        1,100
   7,500    Grand Rapids, Michigan, Economic
              Development Corporation, Industrial
              Development Revenue, (Baker,
              Knapp & Tubbs Project), Wachovia
              Bank & Trust Company LOC,
              4.000% 06/01/12 + (a) .............        7,500
  14,800    Green Lake, Michigan, Economic
              Development Corporation Revenue,
              (Interlochen Center Arts Project),
              LaSalle National Bank LOC,
              3.650% 06/01/27 + (a) .............       14,800
   3,185    Jackson (County of), Michigan,
              Economic Development
              Corporation, Industrial Development
              Revenue, (Jackson Association LLC),
              Bank One, Dayton LOC,
              4.050% 10/01/14 + (a) .............        3,185
   7,800    Michigan (State of), Hospital Financing
              Authority Revenue, (St. Mary
              Hospital of Livonia), Series A,
              Comerica Bank LOC,
              3.500% 07/01/17 + .................        7,800
   1,000    Michigan (State of), Job Development
              Authority Revenue, (Gordon Food
              Service Project), Rabobank
              Nederland LOC,
              4.000% 08/01/15 + .................        1,000
     900    Michigan (State of), Strategic
              Funding Ltd. Obligation Revenue,
              (Uni Boring Company Inc.),
              NBD Bank NA LOC,
              4.000% 12/01/98 + (a) .............          900
   1,180    Michigan (State of), University of
              Michigan Hospital Revenues,
              Series A,
              4.000% 12/01/19 ++ ................        1,180
                                                    ----------
                                                        37,465
                                                    ----------
            MINNESOTA - 0.4%
   5,840    Minneapolis, Minnesota, Community
              Development Agency Revenue,
              (Arena Acquisition Project),
              Series A, U.S. Bank NA LOC,
              4.050% 10/01/24 + ................        5,840
   6,160    Minneapolis, Minnesota, Housing
              Development Revenue, (Symphony
              Place Project), American National
              Bank and Trust LOC,
              4.050% 12/01/14 + .................        6,160
                                                    ----------
                                                        12,000
                                                    ----------
            MISSISSIPPI - 0.3%
            Mississippi Business Finance
              Corporation, Industrial
              Development Revenue:
   2,400    (Choctaw Maid Farms Inc. Project),
              AMT, Rabobank Nederland LOC,
              4.150% 03/01/10 + (a) .............        2,400
   2,100    (Mmars 2nd Program Project),
              Series A, AMT, Midland Bank LOC,
              4.200% 06/01/05 + (a) .............        2,100
   4,000    Perry (County of), Mississippi,
              Pollution Control Revenue, (Leaf
              River Forest Project), Morgan
              Guaranty Trust Company LOC,
              4.000% 10/01/12 + (a) .............        4,000
                                                    ----------
                                                         8,500
                                                    ----------
            MISSOURI - 6.7%
            Berkeley, Missouri, Industrial
              Development Authority Revenue:
   5,000    (Flight Safety International Inc.
              Project), Wachovia Bank LOC,
              4.000% 09/01/04 + (a) .............        5,000
   5,000    (Wetterau Project), PNC Bank LOC,
              3.950% 07/01/06 + (a) .............        5,000
   4,100    Columbia, Missouri, Special
              Obligation Revenue, Series A,
              Toronto Dominion Bank LOC,
              3.550% 06/01/08 + .................        4,100
  10,800    Columbia, Missouri, Water & Electric
              Revenue, Series B, Toronto
              Dominion Bank LOC,
              3.550% 12/01/15 + .................       10,800
  18,400    Kansas City, Missouri, Industrial
              Development Authority,
              Multi-Family Housing Revenue,
              (Timblane Village), Swiss Bank
              Corporation LOC,
              4.070% 06/01/27 + .................       18,400
            Mexico, Missouri, Industrial
              Development Authority Revenue,
              (Wetterau Inc. Project),
              PNC Bank LOC:
     810    Series A,
              3.950% 12/01/98 + (a) .............          810
     815    Series B,
              3.950% 12/01/98 + (a) .............          815
            Missouri (State of), Environmental
              Improvement and Energy Resources
              Authority, Pollution Control
              Revenue:
   2,000    (Monsanto Company Project),
              3.650% 06/01/23 + .................        2,000
              (Union Electric Company Project),
              Series B, Westdeutsche
              Landesbank, Girozentrale LOC,
    7,000     3.750% 10/08/98 ++ ................        7,000
   13,370     3.750% 12/04/98 ++ ................       13,370
    7,475     3.800% 12/04/98 ++ ................        7,475
   12,000     3.700% 12/11/98 ++ ................       12,000
    7,400    Missouri (State of), Health and
              Educational Facilities Authority,
              Educational Facilities Revenue,
              (Rockhurst College Project), Allied
              Irish Bank Group LOC,
              4.000% 11/01/25 + .................        7,400
            Missouri (State of), Health and
              Educational Facilities Authority,
              Health Facilities Revenue:
   9,890    (Barnes Hospital Project), Morgan
              Guaranty Trust Company,
              New York LOC,
              3.600% 12/01/15 + .................        9,890
            (Sisters of Mercy Health Care
              Project), Rabobank Nederland
              SBPA; and ABN-AMRO LOC:
  15,400    Series B,
              3.900% 06/01/19 + .................       15,400
   6,100    Series D,
              3.900% 06/01/19 + .................        6,100
            Missouri (State of), Health and
              Educational Facilities Authority,
              School District Advance
              Funding Program:
   4,700    (Joplin R-VII School District E),
              4.250% 09/13/99 + .................        4,726
   5,000    (St. Charles R-VI School District J),
              4.250% 09/13/99 + .................        5,027
   9,455    Platte (County of), Missouri, Industrial
              Development Authority,
              Multi-Family Housing Revenue,
              (Wexford Place Project), Bank
              One LOC,
              4.050% 04/01/28 + (a) .............        9,455
            St. Charles (County of), Missouri,
              Industrial Development Authority
              Revenue:
   3,070    (Casalon Apartments Project),
              Citibank LOC,
              4.050% 09/01/25 + .................        3,070
   7,525    (Vanderbilt Apartments Project),
              Series A, Citibank LOC,
              3.700% 08/01/17 + .................        7,525
            St. Louis, Missouri, Industrial
              Development Authority Revenue,
              (Wetterau Inc. Project):
   5,000    PNC Bank LOC,
              3.950% 05/01/09 + (a) .............        5,000
   8,000    Wachovia Bank and Trust LOC,
              3.950% 12/01/03 + (a) .............        8,000
   6,170    St. Louis, Missouri, Planned Industrial
              Expansion Authority, Development
              Revenue, (Alumax Foils Project),
              PNC Bank LOC,
              4.050% 12/01/05 + (a) .............        6,170
                                                    ----------
                                                       174,533
                                                    ----------
            MONTANA - 0.2%
   1,400    Montana (State of), Health Facilities
              Authority, Health Care Revenue,
              (Pooled Loan Program), Series A,
              FGIC Insured; and Norwest
              Bank SBPA,
              4.000% 12/01/15 + .................        1,400
   4,950    Montana (State of), Housing Board,
              Tender Options Certificates,
              AMT, BT-298, Bankers Trust
              Company SBPA
              4.200% 07/01/31 + (a) .............        4,950
                                                    ----------
                                                         6,350
                                                    ----------
            NEBRASKA - 0.2%
   4,000    York, Nebraska, Industrial
              Development Revenue, (Sunstrand
              Corporation Project), AMT,
              Union Bank of Switzerland LOC,
              3.650% 08/01/17 + .................        4,000
                                                    ----------
            NEVADA - 0.2%
   5,400    Washoe (County of), Nevada, Water
              Facilities Revenue, (Sierra Pacific
              Power Company Project), AMT,
              Union Bank of Switzerland LOC,
              4.250% 12/01/20 + .................        5,400
                                                    ----------
            NEW HAMPSHIRE - 0.2%
   6,000    Durham, New Hampshire, GO,
              3.700% 12/30/98 + .................        6,000
                                                    ----------
            NEW JERSEY - 0.3%
   7,670    New Jersey (State of), Higher
              Education Assistance Authority,
              Student Loan Revenue, Floating Rate
              Certificates, AMT, Series 18, AMBAC
              Insured, Morgan Stanley SBPA
              4.220% 06/01/17 + (a) .............        7,670
                                                    ----------
            NEW MEXICO - 0.1%
   3,100    Albuquerque, New Mexico, (Charter
              Hospital Inc. Project), Chase
              Manhattan LOC,
              3.800% 03/01/14 + .................        3,100
                                                    ----------
            NEW YORK - 3.9%
   2,895    Erie (County of), New York, Industrial
              Development Agency, Civic
              Facilities Revenue, (DePaul
              Community Facilities Inc. Project),
              Key Bank LOC,
              3.730% 11/01/16 ++ (a) ............        2,895
   6,915    Monroe (County of), New York,
              Industrial Development Agency,
              Civic Facilities Revenue, Key
              Bank NA LOC (Hillside Childrens
              Center Project),
              3.730% 08/01/18 + (a) .............        6,915
  40,000    New York City, New York, Municipal
              Water Finance Authority, PT-1008,
              Water and Sewer System Revenue,
              FGIC Insured, Merrill Lynch SBPA,
              4.140% 06/15/30 + (a) .............       40,000
  39,175    New York (State of), Dorm Authority
              Revenues, PT-1012, MBIA Insured;
              and Merrill Lynch SBPA,
              4.140% 08/15/21 + (a) .............       39,175
   3,505    Niagara (County of), Industrial
              Development Agency, Solid Waste
              Disposal Revenue, (BFI),
              AMT, Wachovia Bank LOC,
              3.500% 11/15/24 + .................        3,505
   9,300    Northport-East Northport,
              New York, GO,
              3.820% 06/04/99 + .................        9,301
                                                    ----------
                                                       101,791
                                                    ----------

            NORTH CAROLINA - 2.6%
   5,000    Cabarrus (County of), North Carolina,
              Industrial Facilities and Pollution
              Control Financing Authority,
              (Phillip Morris Companies Project),
              3.850% 04/01/01 + (a) .............        5,000
  10,855    Charlotte (County of), North Carolina,
              Housing Authority, Multi-Family
              Housing Revenue, (Merrywood
              Senior Adult Project), AMT, Branch
              Banking and Trust Company LOC,
              3.700% 06/01/11 + .................       10,855
   2,725    Iredell (County of), North Carolina,
              Industrial Facilities and Pollution
              Control Financing Authority,
              (Sullivan Corporation Project),
              AMT, Bank One LOC,
              4.150% 01/01/11 + (a) .............        2,725
  10,000    Lenoir (County of), North Carolina,
              (Lenoir Memorial Hospital
              Revenue), Wachovia Bank of
              North Carolina LOC,
              3.950% 10/01/12 + .................       10,000
            Mecklenburg (County of), North
              Carolina, Industrial Facilities and
              Pollution Control Finance Authority:
   2,000      (Sterigenics International Project),
              AMT, Comerica Bank,
              California LOC,
              3.750% 03/01/16 + (a) .............        2,000
   1,575      (Virkler Company Project), AMT,
              First Union National Bank,
              Charlotte LOC,
              4.100% 12/01/04 + (a) .............        1,575
   7,700    New Hanover (County of), North
              Carolina, Industrial Facilities and
              Pollution Control Financing
              Authority, (Corning Project),
              Wachovia Bank NA LOC,
              3.950% 05/01/10 + .................        7,700
            North Carolina (State of), Medical
              Care, Community Health Care
              Facilities Revenue:
   4,670      (Missions Thomas St. Joseph),
              Wachovia Bank NA LOC,
              3.950% 03/01/18 + .................        4,670
   1,300      (Pooled Financing Project),
              First Union National Bank LOC,
              4.150% 10/01/13 + .................        1,300
  10,545    North Carolina (State of), NC State
              Housing Project,
              Wachovia Bank SBPA,
              3.970% 07/01/99 + (a) .............       10,545
   3,900    Randolph (County of), North Carolina,
              Industrial Facilities and Pollution
              Control Financing Authority,
              (Wayne Steel Inc.), AMT, Bank One,
              Akron LOC,
              4.150% 09/01/05 + (a) .............        3,900
   3,300    Stanley (County of), North Carolina,
              Industrial Development Authority,
              Pollution Control Revenue,
              (General Signal Corporation),
              Wachovia Bank, Georgia LOC,
              4.100% 12/01/00 + .................        3,300
   3,410    Winston-Salem, North Carolina, (Risk
              Acceptance Management
              Corporation Project), Certificates of
              Participation, Series 1988,
              Wachovia Bank SBPA,
              3.650% 07/01/09 + (a) .............        3,410
                                                    ----------
                                                        66,980
                                                    ----------
            OHIO - 1.9%
   2,070    Defiance (County of), Ohio, Industrial
              Development Revenue, (Isaac
              Property Company), Series A,
              Key Bank LOC,
              3.730% 07/01/00 + (a) .............        2,070
   8,000    Montgomery (County of), Ohio,
              Economic Development Revenue,
              (The Dayton Art Institute Project),
              National City Bank of Ohio,
              3.700% 05/01/26 + .................        8,000
  10,000    Ohio (State of), Air Quality
              Development Authority Revenue,
              Pollution Control, (Duquesne Power),
              Series A, Union Bank of
              Switzerland LOC,
              3.650% 07/01/99 + .................       10,000
   7,675    Ohio (State of), Water Development
              Authority Revenue, Promissory
              Notes, Series A, National City
              Bank LOC,
              4.050% 07/01/00 + (a) .............        7,675
     995    Summit (County of), Ohio, Industrial
              Development Revenue, (Keebler
              Company Project), Bank of
              Nova Scotia LOC,
              3.750% 03/01/05 + .................          995
  20,000    Toledo-Lucas (Counties of), Ohio, Port
              Authority Airport Revenue, (Flight
              Safety), Series 1, AMT, Berkshire
              Hathaway Guaranty,
              4.150% 01/01/18 + .................       20,000
                                                    ----------
                                                        48,740
                                                    ----------
           OKLAHOMA - 0.4%
   6,000    Muskogee (City and County of),
              Oklahoma, Port Authority, Industrial
              Development Revenue,
              (Metals USA Inc. Project), AMT,
              Bank One Texas NA LOC,
              4.150% 05/01/23 + (a) .............        6,000
   5,000    Oklahoma (State of), Development
              Finance Authority Revenue,
              (Seaboard Farms Inc. Project),
              AMT, Bank of New York LOC,
              3.800% 03/01/27 + (a) .............        5,000
                                                    ----------
                                                        11,000
                                                    ----------
            OREGON - 0.4%
   7,500    Oregon (State of), Housing and
              Community Services Department,
              Mortgage Revenue, Single Family
              Mortgage, Series K, AMT,
              3.875% 12/03/98 + .................        7,500
     800    Port Portland, Oregon, Pollution
              Control, (Reynolds Metals),
              Bank of Nova Scotia LOC,
              4.100% 12/01/09 ++ ................          800
     800    Port Portland, Oregon, Special
              Obligation Revenue, (Horizon Air
              Project), Bank of Montreal LOC,
              4.150% 06/15/27 ++ ................          800
   2,000    Washington (County of), Oregon,
              Housing Authority, Multi-Family
              Housing Revenue, (Cedar Mill
              Project), AMT, Bank of
              Nova Scotia LOC,
              3.800% 09/01/25 + (a) .............        2,000
                                                    ----------
                                                        11,100
                                                    ----------

        PENNSYLVANIA - 2.7%
            Allegheny (County of), Pennsylvania,
              Industrial Development Authority:
              (Duquesne Power), Canadian
              Imperial Bank of Commerce LOC:
   5,000      Mode 2,
              3.850% 10/21/98 + .................        5,000
   8,800      Series A,
              3.850% 10/21/98 + .................        8,800
   8,900      (United Jewish Federation),
              Series B, PNC Bank LOC,
              4.050% 10/01/25 + (a) .............        8,900
   5,000    Montgomery (County of),
              Pennsylvania, Industrial
              Development Authority Revenue,
              (Plymouth Woods Project),
              PNC Bank LOC,
              4.050% 09/01/06 + (a) .............        5,000
   1,100    Pennsylvania (State of), Economic
              Development, Financing Authority
              Development Revenue,
              (Pennsylvania Bar Institute),
              Series B, AMT, PNC Bank LOC,
              4.050% 04/01/25 + (a) .............        1,100
   1,000    Pennsylvania (State of), Higher
              Education Facility Authority,
              Health Services Revenue,
              Allegheny Delaware Valley
              Obligatory Notes, Series A,
              MBIA Insured
              4.400% 11/15/98 + .................        1,001
            Philadelphia, Pennsylvania,
              Redevelopment Authority, PNC
              Bank LOC:
  16,300     (Southwark Plaza)
              4.100% 12/01/03 + .................       16,300
   5,900      (The Presbyterian Home),
              4.050% 07/01/28 + (a) .............        5,900
   5,200    Quakertown, Pennsylvania, General
              Authority Revenue, (Pooled
              Financing Program), Series A,
              PNC Bank LOC,
              3.750% 07/01/26 + .................        5,200
   4,820    Union (County of), Pennsylvania,
              Hospital Authority Revenue,
              (Evangelical Community Hospital),
              Series B, PNC Bank LOC,
              4.050% 10/01/23 + .................        4,820
            Westmoreland (County of),
              Pennsylvania, Industrial
              Development Authority
              Revenue, AMT:
   5,000    (Elizabeth Carbide Die), Series A,
              National City Bank LOC,
              4.150% 02/01/18 + (a) .............        5,000
   4,310    (Rhodin Enterprises Project),
              PNC Bank LOC,
              4.200% 04/01/17 + (a) .............        4,310
                                                    ----------
                                                        71,331
                                                    ----------
        RHODE ISLAND - 0.5%
   4,000    Rhode Island (State of), Industrial
              Facilities Corporation, Industrial
              Development Revenue,
              (Handy & Harman Electric Project),
              Bank of Nova Scotia LOC,
              3.800% 04/01/04 + (a) .............        4,000
   7,925    Rhode Island (State of), Port
              Authority & Economic Development
              Corporation, Electric Energy
              Facilities Revenue, (Newport
              Electric Corporation Project),
              Bank of New York LOC,
              3.700% 09/01/11 + (a) .............        7,925
                                                    ----------
                                                        11,925
                                                    ----------
        SOUTH CAROLINA - 2.1%
   6,545    Kershaw (County of), South Carolina,
              Industrial Development Revenue,
              (Deroyal Textiles Inc. Project),
              AMT, SunTrust Bank LOC,
              4.150% 12/01/07 + (a) .............        6,545
   5,000    Newberry (County of), South Carolina,
              School District GO, State Aid
              Withholding,
              3.750% 04/01/99 + .................        5,002
   5,660    South Carolina (State of), Jobs,
              Economic Development Authority,
              Health Facilities Revenue, (Martha
              Franks Baptist Center Project),
              Wachovia Bank, Columbia LOC,
              4.000% 04/01/19 + (a) .............        5,660
   4,795    South Carolina (State of), Jobs,
              Economic Development Authority,
              Industrial Facilities Revenue,
              (Kravet Fabrics Inc. Project), AMT,
              Bank of New York LOC,
              4.100% 03/01/12 + (a) .............        4,795
   9,000    South Carolina (State of), Jobs,
              Economic Development Authority
              Revenue, (Alco-Lite Industries LLC
              Project), AMT, Wachovia Bank,
              South Carolina LOC,
              4.100% 04/01/12 + .................        9,000
  20,600    South Carolina (State of), Ports
              Authority, Ports Revenue, Jr. Lien,
              AMT, South Carolina National
              Bank LOC,
              3.700% 07/01/24 + .................       20,600
   1,950    York (County of), South Carolina,
              Pollution Control Revenue, (North
              Carolina Electrical Membership
              Corporation Project),
              CFC Guaranteed,
              3.650% 09/15/14 + .................        1,950
                                                    ----------
                                                        53,552
                                                    ----------

            SOUTH DAKOTA - 1.2%
  32,430    South Dakota (State of), Housing
              Development Authority, AMT,
              PT-168, Banque Nationale
              de Paris SBPA,
              4.150% 05/01/27 + (a) .............       32,430

            TENNESSEE - 1.8%
            Chattanooga, Tennessee, Industrial
              Development Board:
   2,000      (Seaboard Farms Inc. Project),
              SunTrust Bank LOC,
              4.000% 06/01/04 + (a) .............        2,000
   5,250      (Warehouse Row Limited Project),
              Credit Suisse LOC,
              3.750% 12/15/12 + .................        5,250
   4,200    Covington, Tennessee, Industrial
              Development Board, (Charms
              Company Project),
              Societe Generale LOC,
              3.800% 06/01/27 + (a) .............        4,200
   6,969    Cumberland (County of), Tennessee,
              Industrial Development Board,
              Industrial Development Revenue,
              (Crossville Ceramics Company
              Project), NBD LOC,
              3.650% 01/01/00 + (a) .............        6,969
   3,575    Loudon, Tennessee, Water & Sewer
              Revenue, Wachovia Bank LOC,
              4.000% 09/01/06 ++ ................        3,575
   5,155    Metropolitan Government, Nashville &
              Davidson (Counties of), Tennessee,
              Industrial Development Board
              Revenue, (Nashville Apartment
              Properties #2), Third National
              Bank LOC,
              4.050% 09/01/15 + (a) .............        5,155
     900    Metropolitan, Nashville, Airport
              Authority SPL Facilicity Revenue,
              (American Airlines Project),
              Series B, Bayerische
              Landesbank LOC,
              4.100% 10/01/12 ++ ................          900
   3,245    Shelby (County of), Tennessee, Health
              Educational & Housing Facilities
              Board, Multi-Family Housing
              Revenue, (Flag Manor), AMT,
              Federal Home Loan Bank,
              Indianapolis LOC,
              4.100% 01/01/23 + (a) .............        3,245
   5,000    Sullivan (County of), Tennessee,
              Industrial Development Board
              Revenue, (Modern Forge Company
              Tennessee Project), AMT, Northern
              Trust Company LOC,
              3.800% 07/01/10 + (a) .............        5,000
  10,000    Tennessee (State of), Housing
              Development Agency,
              (Homeowner PG-1), AMT,
              3.750% 02/19/99 + .................       10,000
                                                    ----------
                                                        46,294
                                                    ----------

            TEXAS - 3.9%
   3,460    Bexar (County of), Texas, (Army
              Retirement), Series 85-B, Rabobank
              Nederland LOC, Solid Waste
              Revenue, Series 1984B,
              4.000% 07/01/11 + .................        3,460
  10,190    Bexar (County of), Texas,
              Multi-Family Housing Revenue,
              AMT, PT-1041, Merrill Lynch
              Guarantee and SBPA
              4.220% 06/01/35 + (a) .............       10,190
   1,000    Brazos River, Texas, Higher
              Educational Authority, Wachovia
              (Hoffman-Laroche),
              Bank, Georgia LOC,
              4.025% 04/01/02 + (a) .............        1,000
   8,185    El Paso, Texas, Multi-Family Housing
              Finance Corporation, (Viva
              Apartments Project), AMT,
              General Electric Capital
              Corporation Guaranteed,
              3.850% 09/01/23 + (a) .............        8,185
     500    Grapevine, Texas, Industrial
              Development Corporation Revenue,
              (American Airlines), Series A1,
              Morgan Guaranty Trust LOC,
              4.100% 12/01/24 ++ ................          500
   1,300    Harris (County of), Texas, Health
              Facilities Development Corporation,
              Hospital Revenue, (Methodist
              Hospital), Morgan Guaranty
              Trust SBPA,
              4.200% 12/01/26 + .................        1,300
   3,340    Harris (County of), Texas, Industrial
              Development Corporation,
              Industrial Development Revenue,
              (Forged Products Inc. Project),
              AMT, Bank One LOC,
              4.150% 05/01/03 + (a) .............        3,340
   1,600    Harris (County of), Texas, Industrial
              Development Corporation, Pollution
              Control Revenue, (Exxon Corporation)
              4.150% 03/01/25 + .................        1,600
   3,000    Hillsboro, Texas, Industrial
              Development Corporation Revenue,
              (Lamcraft LP Project), AMT,
              Columbus Bank and Trust LOC,
              4.300% 07/01/13 + .................        3,000
            Lone Star, Texas, Airport
             Improvement Authority, (American
             Airlines Inc. Project),
             Royal Bank of Canada LOC:
     670    Series A4,
              4.100% 12/01/14 ++ ................          670
     400      Series B1,
              4.100% 12/01/14 ++ ................          400
     800      Series B3,
              4.100% 12/01/14 ++ ................          800
     800      Series B4,
              4.100% 12/01/14 ++ ................          800
     700      Series B5,
              4.100% 12/01/14 ++ ................          700
   7,600    Montgomery (County of), Texas,
              Industrial Development Corporation
              Revenue, (Houston Area Research
              Center Project), Banque National
              de Paris LOC,
              3.600% 12/01/15 + .................        7,600
   2,800    North Central Texas, Health Facilities
              Development Corporation Revenue,
              (Methodist Hospitals Dallas),
              Series B, MBIA Insured; and
              Rabobank Nederland SBPA,
              4.150% 10/01/15 + .................        2,800
  10,200    Port Development Corporation,
              (Pasadena Marine Terminal
              Company Project),
              ABN-AMRO Bank LOC,
              4.250% 12/01/04 + (a) .............       10,200
   1,200    Port Port Arthur, Texas, Navigation
              District, (Texaco Inc. Project),
              4.150% 10/01/24 + .................        1,200
   5,900    Sabine River Authority, Texas,
              Pollution Control Revenue, (Texas
              Utilities Electric Company Project),
              Series A, AMT,
              Morgan Guaranty Trust LOC,
              4.100% 04/01/30 ++ ................        5,900
   1,000    Southwest Higher Education
              Authority Inc., (Southern Methodist
              University), Morgan Guaranty LOC
              4.100% 07/01/15 + .................        1,000
   8,000    Sulphur Springs, Texas, Industrial
              Development Authority,
              (Hon Industrial Inc. Project),
              Northern Trust LOC,
              3.750% 12/01/13 + (a) .............        8,000
  25,000    Texas (State of), Municipal Gas
              Corporation, Gas Reserves Revenue,
              Sr. Lien, FSA Insured; and
              Societe Generale SBPA,
              3.850% 01/15/23 + (a) .............       25,000
   3,300    Trinity River Authority, Texas,
              Pollution Control Revenue, (Texas
              Utilities Company Project), Series A,
              AMT, MBIA Insured; and Bank
              of New York SBPA,
              3.700% 07/01/22 + (a) .............        3,300
                                                    ----------
                                                       100,945
                                                    ----------

            UTAH - 0.9%
   1,900    Murray (City of), Utah, Industrial
              Revenue, (Zevex Inc. Project), AMT,
              Bank One LOC,
              4.150% 10/01/16 + (a) .............        1,900
   3,200    Murray (County of), Utah, Industrial
              Development Authority, (Hunter
              Douglas Realty Property), AMT,
              ABN-AMRO Bank LOC,
              4.150% 09/01/14 + (a) .............        3,200
  14,300    Salt Lake (City of), Utah, Health Care
              Facilities Revenue (IHC
              Health Services), Class A,
              Westdeutsche Landesbank SBPA,
              3.500% 01/01/20 + .................       14,300
   1,010    Salt Lake (City of), Utah, Pollution
              Control Revenue, (Service Station
              Holdings Inc. Project), Series B,
              British Petroleum Guaranty,
              4.200% 08/01/07 ++ ................        1,010
   3,200    West Valley, Utah, Industrial
              Development Revenue, (Johnson
              Matthey Inc. Project), Canadian
              Imperial Bank LOC,
              4.250% 12/01/11 + (a) .............        3,200
                                                    ----------
                                                        23,610
                                                    ----------

            VIRGINIA - 0.9%
   2,500    Colonial Heights, Virginia, Industrial
              Development Authority, (Philip
              Morris Company Project),
              3.700% 03/01/05 + (a) .............        2,500
   2,000    Fluvanna (County of), Virginia,
              Industrial Development Authority
              Revenue, (Edgcomb Metals
              Company Project),
              Banque National de Paris LOC,
              4.000% 12/01/09 + (a) .............        2,000
   3,900    Greensville (County of), Virginia,
              Industrial Development Authority,
              Pollution Control Revenue,
              (Purdue Farms Inc. Project),
              AMT, SunTrust Bank LOC,
              4.150% 10/01/06 + (a) .............        3,900
   5,200    Newport News, Virginia, Economic
              Development Authority,
              Multi-Family Revenue, (Jefferson
              Port Development), Credit
              Suisse LOC
              4.050% 11/01/11 + (a) .............        5,200
   1,505    Peninsula Ports, Virginia Coalition,
              Terminal Revenue, (Dominion
              Terminal Project), Series C, Barclays
              Bank LOC
              4.100% 07/01/16 + .................        1,505
   2,000    Spotsylvania (County of), Virginia,
              Industrial Development Revenue,
              (Carlisle Corporation Project),
              SunTrust Bank LOC,
              4.050% 06/01/08 + (a) .............        2,000
   5,500    Virginia College Building Authority,
              Educational Facilities Revenue,
              (University of Richmond Project),
              Crestar Bank SBPA LOC,
              3.600% 11/01/26 + .................        5,500
                                                    ----------
                                                        22,605
                                                    ----------

            WASHINGTON - 0.1%
   2,800    Pierce (County of), Washington,
              Housing Authority Revenue,
              (Eagles Watch Project),
              Key Bank LOC,
              3.630% 10/01/20 + .................        2,800
     400    Washington (State of), Health Care
              Facilities Authority, (Fred
              Hutchinson Cancer Institute),
              Series B, Morgan Guaranty Trust
              Company LOC,
              4.100% 01/01/18 + .................          400
                                                    ----------
                                                         3,200
                                                    ----------

            WEST VIRGINIA - 1.0%
   1,500    Marshall (County of), West Virginia,
              Pollution Control Revenue,
              British Petroleum Guaranteed,
              4.200% 12/01/20 ++ ................        1,500
  23,750    West Virginia (State of), Hospital
              Finance Authority, Hospital
              Revenue, (St. Mary's Hospital
              Project), Bank One LOC,
              3.650% 10/01/12 + .................       23,750
                                                    ----------
                                                        25,250
                                                    ----------

            WISCONSIN - 1.1%
   4,000    Menomonee Falls, Wisconsin,
              Industrial Development Authority
              Revenue, (Jemma LLC Project),
              AMT, Bank One LOC,
              4.150% 09/01/14 + (a) .............        4,000
   4,750    Pleasant Prairie, Wisconsin, Industrial
              Development Authority Revenue,
              (Nucon Corporation Project),
              AMT, American National Bank &
              Trust Company, LOC,
              3.800% 02/01/22 + (a) .............        4,750
   3,950    Stevensons Point, Wisconsin, Area
              School District, Tax and Revenue
              Anticipation Promissory Notes,
              4.100% 10/15/98 + .................        3,950
            Wisconsin (State of), Health &
              Educational Facilities Authority:
   2,800      (Felician Health Care Inc.),
              LaSalle National Bank LOC,
              3.550% 01/01/19 + .................        2,800
  11,800      (St. Luke's Medical Center),
              First National Bank of Chicago LOC,
              3.650% 12/01/17 + (a) .............       11,800
                                                    ----------
                                                        27,300
                                                    ----------
            WYOMING - 0.1%
   3,700    Sweetwater (County of), Wyoming,
              Pollution Control Revenue,
              (Pacificorp Project), Series A,
              Credit Suisse First Boston LOC,
              3.650% 07/01/15 + .................        3,700
                                                    ----------
            TOTAL MUNICIPAL BONDS
               AND NOTES
               (Cost $2,595,538) ................    2,595,538
                                                    ----------

NATIONS FUNDS

Nations Tax Exempt Fund
----------------------------------------------------------------------
Statement of New Assets (continued)     September 30, 1998 (unaudited)
----------------------------------------------------------------------

                                                      VALUE
SHARES                                                (000)
--------------------------------------------------------------
        INVESTMENT COMPANIES - 0.0% #
50,000  AIM Tax-Exempt Fund .....................   $       50
25,000  Federated Tax Exempt Money
         Market Fund ............................           25
                                                    ----------
        TOTAL INVESTMENT COMPANIES
         (Cost $75) .............................           75
                                                    ==========

TOTAL INVESTMENTS
  (Cost $2,595,613*) .................    99.8%     $2,595,613
OTHER ASSETS AND LIABILITIES (NET) ...     0.2
                                         -----
Cash ............................................          175
Interest and dividends receivable ...............       12,852
Dividends payable ...............................       (6,309)
Payable for securities purchased ................         (500)
Investment advisory fee payable .................         (411)
Shareholder servicing and distribution
  fee payable ...................................         (324)
Administration fee payable ......................         (178)
Accrued trustees' fees payable ..................         (118)
Accrued expenses and other liabilities ..........         (790)
                                                    ----------
TOTAL OTHER ASSETS AND LIABILITIES (NET) ........        4,397
                                                    ----------
NET ASSETS .........................     100.0%     $2,600,010
                                         =====      ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Primary A Shares:
($1,995,171,000/1,995,528,293 shares
  outstanding) ..................................   $     1.00
                                                    ==========
Primary B Shares:
($9,290,000/9,290,124 shares
  outstanding) ..................................   $     1.00
                                                    ==========
Investor A Shares:
($181,141,000/181,146,614 shares
  outstanding) ..................................   $     1.00
                                                    ==========
Investor B Shares:
($259,989,000/259,996,042 shares
  outstanding) ..................................   $     1.00
                                                    ==========
Investor C Shares:
($41,319,000/41,319,950 shares
  outstanding) ..................................   $     1.00
                                                    ==========
Daily Shares:
($113,100,000/113,115,390 shares
  outstanding) ..................................   $     1.00
                                                    ==========

   AT SEPTEMBER 30, 1998, NET ASSETS CONSIST OF:
   Paid-in capital .................       $  2,600,082
   Accumulated net realized loss
      on investments sold ..........                (72)
                                           ------------
   NET ASSETS                              $  2,600,010
                                           ============

  * Aggregate cost for Federal tax purposes.

  + Variable rate demand notes payable upon not more than seven calendar days' notice. The interest rate shown reflects the rate in effect at September 30, 1998.

 ++ Variable rate demand notes payable upon not more than one calendar day's notice. The interest rate shown reflects the rate in effect at September 30, 1998.

+++ Variable rate demand notes payable upon not more than thirty calendar days' notice. The interest rate shown reflects the rate in effect at September 30, 1998.

  # Amount represents less than 0.1%.

(a) Securities are not registered under the Securities Act of 1933. These securities may be resold in transactions exempt for registration to qualified institutional buyers.

Nations Tax Exempt Fund had the following industry concentrations greater than 10% at September 30, 1998 (as a percentage of net assets):
   Housing Revenue                                19.5%
   Medical Facilities Revenue                     14.1%
   Industrial Facilities Revenue                  11.2%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Treasury Fund
--------------------------------------------------------------
Statement of Net Assets         September 30, 1998 (unaudited)
--------------------------------------------------------------
Nations Tax Exempt Fund

  PRINCIPAL
   AMOUNT                                   MATURITY     VALUE
   (000)                                      DATE       (000)
  ---------                                 --------     -----
               U.S. TREASURY NOTES - 19.8%
$   175,000    5.875%+ ..................   10/31/98   $175,044
    125,000    5.875%+ ..................   01/31/99    125,162
     50,000    5.000%  ..................   02/15/99     50,050
     35,000    5.500%+ ..................   02/28/99     34,998
    105,000    6.375%+ ..................   04/30/99    105,454
     20,000    6.000%+ ..................   06/30/99     20,067
     35,000    5.875%+ ..................   07/31/99     35,100
     50,000    5.875%+ ..................   08/31/99     50,167
                                                       --------
        TOTAL U.S. TREASURY NOTES
         (Cost $596,042) ................               596,042

               REPURCHASE AGREEMENTS - FIXED RATE - 94.9%
    415,000    Agreement with ABN-AMRO Bank,
                 5.625% dated 09/30/98 to be
                 repurchased at $415,065 on 10/01/98
                 collateralized by: $196,090 U.S.
                 Treasury Note, 4.500% due 09/30/00;
                 $227,221 U.S. Treasury Bond,
                 6.375% due 08/15/27 ...............    415,000
    325,000    Agreement with ABN-AMRO Bank,
                 5.640% dated 09/30/98 to be
                 repurchased at $325,050 on 10/01/98
                 collateralized by: $185,745 U.S.
                 Treasury Strips, Interest Only, due
                 05/15/99-- 05/15/20; $145,755 U.S.
                 Treasury Strips, Principal Only,
                 due 05/15/18-- 05/15/20 ...........    325,000
    150,000    Agreement with Bear Stearns
                 Company, 5.700% dated 09/30/98 to
                 be repurchased at $150,023 on
                 10/01/98 collateralized by $155,322
                 GNMA, 6.000% -- 7.000%
                 due 12/15/23 --08/20/28 ...........    150,000
    150,000    Agreement with CIBC Wood Gundy
                 Securities Corporation, 5.600%
                 dated 09/30/98 to be repurchased at
                 $150,023 on 10/01/98 collateralized
                 by $153,000 GNMA 6.500% due
                 08/15/27 ..........................    150,000
    495,588    Agreement with CS First Boston
                 Corporation. Interest is payable
                 monthly. The agreement is
                 terminable by the Fund daily. The
                 final maturity date is 10/01/98
                 collateralized by: $298,869 U.S.
                 Treasury Strips, Principal Only,
                 due 11/15/15-- 05/15/20; $212,956
                 U.S. Treasury Strips, Interest
                 Only, due 05/15/13 -- 08/15/18 ## .    495,588
     20,000    Agreement with Dresdner Bank Inc.,
                 5.625% dated 09/30/98 to be
                 repurchased at $20,003 on 10/01/98
                 collateralized by $20,400 GNMA,
                 7.000% -- 7.500% due 01/15/25 --
                 05/15/28 ..........................     20,000
    115,000    Agreement with Duetsche Bank,
                 5.550% dated 09/30/98 to be
                 repurchased at $115,018 on 10/01/98
                 collateralized by $117,300 U.S.
                 Treasury Notes, 6.250% -- 7.500%
                 due 06/30/00-- 06/30/02 ...........    115,000
    150,000    Agreement with First Union
                 Corporation, 5.700% dated 09/30/98
                 to be repurchased at $150,023 on
                 10/01/98 collateralized by:
                 $103,783 U.S. Treasury Notes,
                 5.500% -- 8.875% due 10/15/98 --
                 05/15/07; $14,913 U.S. Treasury
                 Bills, due 11/05/98 -- 06/24/99;
                 $33,321 U.S. Treasury Bonds, 5.500%
                 -- 11.875% due 11/15/03 --
                 08/15/28; $983 U.S. Treasury Strip,
                 Principal Only due 02/15/99 .......    150,000
    150,000    Agreement with Goldman, Sachs &
                 Company, 5.380% dated 09/30/98 to
                 be repurchased at $150,022 on
                 10/01/98 collateralized by $153,023
                 GNMA, 6.000%-- 8.500% due
                 06/20/23-- 06/15/28 ...............    150,000
    150,000    Agreement with HSBC Securities
                 Corporation, 5.400% dated 09/30/98
                 to be repurchased at $150,022 on
                 10/01/98 collateralized by $70,315
                 U.S. Treasury Bonds, 7.125%--
                 8.125% due 08/15/19-- 02/15/23;
                 $28,627 U.S. Treasury Note, 5.875%
                 due 09/30/02; $996 TIGR, Interest
                 Only, due 02/15/99; $35,365 U.S.
                 Treasury Strip, Interest Only, due
                 02/15/17; $17,697 U.S. Treasury
                 Strip, Principal Only,
                 due 02/15/15 -- 02/15/27 ..........    150,000
    150,000    Agreement with Lehman Brothers Inc.,
                 5.650% dated 09/30/98 to be
                 repurchased at $150,023 on 10/01/98
                 collateralized by: $77,230 U.S.
                 Treasury Bond, 11.250% due
                 02/15/15; $75,630 U.S. Treasury
                 Note, 5.625% due 05/15/08 .........    150,000
    150,000    Agreement with Merrill Lynch, 5.300%
                 dated 09/30/98 to be repurchased at
                 $150,022 on 10/01/98 collateralized
                 by: $153,002 U.S. Treasury Note,
                 5.750% -- 7.875% due
                 11/15/00 -- 11/15/04 ..............    150,000
    150,000    Agreement with Morgan (J.P.)
                 Securities Inc., 5.750% dated
                 09/30/98 to be repurchased at
                 $150,024 on 10/01/98 collateralized
                 by $152,034 GNMA, 6.500%--8.500%
                 due 07/15/19-- 08/15/28 ...........   150,000
    140,000    Agreement with Morgan Stanley
                 Group Inc., 5.520%, dated 09/30/98.
                 to be repurchased at $140,043 on
                 10/02/98 collateralized by $144,330
                 GNMA, 5.000%-- 8.000% due
                 03/15/23-- 01/20/28 ...............    140,000
    150,000    Agreement with Westdeutsche
                 Landesbanken, Girozentrale, 5.750%
                 dated 09/30/98 to be repurchased at
                 $150,024 on 10/01/98 collateralized
                 by $153,000 GNMA 6.875%-- 7.000%
                 due 10/20/22-- 01/20/28 ...........    150,000
                                                     ----------
               TOTAL REPURCHASE AGREEMENTS
                (Cost $2,860,588) ..................  2,860,588
                                                     ----------
  SHARES
  ------

              INVESTMENT COMPANIES - 1.6%
 25,063,000   AIM Treasury Fund .................... $   25,063
 23,454,000   Dreyfus Treasury Cash Management Fund.     23,454
                                                     ----------
              TOTAL INVESTMENT COMPANIES
                (Cost $48,517) .....................     48,517
                                                     ----------
TOTAL INVESTMENTS
  (Cost $3,505,147) ....................  116.3%     $3,505,147
OTHER ASSETS AND LIABILITIES (NET) .....  (16.3)
                                           ----
Cash ...............................................          1
Interest and dividends receivable ..................     10,346
Payable for reverse repurchase agreements ..........   (495,588)
Dividends payable ..................................     (4,482)
Investment advisory fee payable ....................       (447)
Shareholder servicing and distribution fee payable .     (1,257)
Administration fee payable .........................       (195)
Accrued directors' fee payable .....................         (2)
Accrued expenses and other liabilities .............       (103)
                                                     ----------
TOTAL OTHER ASSETS AND LIABILITIES (NET) ...........   (491,727)
                                                     ----------
NET ASSETS .............................  100.0%     $3,013,420
                                          =====      ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Primary A Shares:
($661,596,000/661,879,805 shares outstanding) ...... $     1.00
                                                     ==========
Primary B Shares:
($20,108,000/20,108,959 shares outstanding) ........ $     1.00
                                                     ==========
Investor A Shares:
($1,866,249,000/1,866,928,440 shares outstanding) .. $     1.00
                                                     ==========
Investor B Shares:
($336,128,000/336,152,204 shares outstanding) ...... $     1.00
                                                     ==========
Investor C Shares:
($4,410,000/4,410,712 shares outstanding) .......... $     1.00
                                                     ==========
Daily Shares:
($124,929,000/125,019,286 shares outstanding) ...... $     1.00
                                                     ==========

   AT SEPTEMBER 30, 1998, NET ASSETS CONSIST OF:
   Paid-in capital ........................   $  3,013,464
   Undistributed net investment income ....             10
   Accumulated net realized loss
      on investments sold .................            (54)
                                              ------------
   NET ASSETS                                 $  3,013,420
                                              ============
--------------
 * Aggregate cost for Federal tax purposes.

 + Denotes security, or a portion thereof, subject to repurchase under reverse repurchase agreement as of September 30, 1998
   (Note 1).
## Securities segregated as collateral for reverse repurchase agreement.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Government Money Market Fund
---------------------------------------------------------------
Statement of Net Assets          September 30, 1998 (unaudited)
---------------------------------------------------------------

  PRINCIPAL
   AMOUNT                               MATURITY          VALUE
   (000)                                  DATE            (000)
---------------------------------------------------------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS - 96.3%
             FEDERAL FARM CREDIT BANK - 3.1%
    $8,000   Discount note .........   10/19/98      $    7,978
     1,921   Discount note .........   02/05/99           1,886
                                                     ----------
                                                          9,864
          FEDERAL FARM CREDIT
          BANK NOTES - 5.6%
     4,605   5.600% ................   10/01/98           4,605
     6,000   5.700% ................   11/03/98           6,000
     7,000   5.650% ................   01/04/99           6,999
                                                     ----------
                                                         17,604
                                                     ----------
          FEDERAL HOME LOAN BANK - 40.2%
     1,774   Discount note .........   10/01/98           1,774
     8,000   Discount note .........   10/02/98           7,999
     8,000   Discount note .........   10/07/98           7,993
     4,798   Discount note .........   10/14/98           4,789
     8,000   Discount note .........   10/16/98           7,982
    10,000   Discount note .........   10/21/98           9,970
     8,000   Discount note .........   10/30/98           7,965
    16,000   Discount note .........   11/04/98          15,921
     9,000   Discount note .........   11/06/98           8,951
     8,000   Discount note .........   12/02/98           7,930
     8,000   Discount note .........   12/04/98           7,925
     7,000   Discount note .........   12/11/98           6,927
     8,000   Discount note .........   12/23/98           7,903
     8,000   Discount note .........   01/06/99           7,888
     6,000   Discount note .........   01/20/99           5,901
     3,730   Discount note .........   02/03/99           3,663
     6,000   Discount note .........   02/11/99           5,883
                                                     ----------
                                                        127,364
                                                     ----------
             FEDERAL HOME LOAN BANK
               FLOATING RATE NOTE - 5.7%
    18,000   4.993%+ ...............   12/24/98+++       17,999
                                                     ----------
             FEDERAL HOME LOAN
               BANK NOTES - 25.6%
$    9,000   5.682% ................   10/16/98      $    9,000
     5,000   5.579% ................   01/27/99           4,999
     5,000   5.415% ................   02/10/99           4,999
    15,000   5.570% ................   03/09/99          14,998
    10,000   5.570% ................   04/07/99           9,996
     9,000   5.650% ................   04/09/99           8,999
     8,000   5.723% ................   05/05/99           7,998
    12,000   4.890% ................   06/17/99          11,998
     8,000   5.510% ................   07/06/99           7,994
                                                     ----------
                                                         80,981
             STUDENT LOAN MARKETING ASSOCIATION
               FLOATING RATE NOTES - 8.6%
    14,800   4.733%+ ...............   11/10/98+++       14,800
     4,500   5.033%+ ...............   04/16/99+++        4,499
     8,000   5.390%+ ...............   09/15/99+++        7,994
                                                     ----------
                                                         27,293
                                                     ----------
             STUDENT LOAN MARKETING ASSOCIATION
               NOTES - 7.5%
     3,900   5.740% ................   11/16/98           3,900
    14,000   5.400% ................   02/10/99          13,992
     6,000   5.510% ................   09/16/99           6,000
                                                     ----------
                                                         23,892
                                                     ----------

             TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS
               (Cost $304,997) ................         304,997
                                                     ----------

          INVESTMENT COMPANY - 3.4% (Cost $10,696)
10,695,500   Dreyfus Treasury Prime Cash
               Management Fund ................      $   10,696
                                                     ----------
TOTAL INVESTMENTS
  (Cost $315,693*) .................   99.7%         $  315,693
OTHER ASSETS AND LIABILITIES (NET)..    0.3
                                      -----
Interest and dividends receivable .............           2,247
Dividends payable .............................          (1,233)
Investment advisory fee payable ...............             (47)
Shareholder servicing and distribution
  fee payable .................................             (39)
Administration fee payable ....................             (22)
Accrued trustees' fees payable ................             (31)
Accrued expenses and other liabilities ........             (38)
                                                     ----------
TOTAL OTHER ASSETS AND LIABILITIES (NET) ......             837
                                                     ----------
NET ASSETS .........................  100.0%            316,530
                                      =====             =======

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Primary A Shares:
($202,103,000/202,134,545 shares outstanding)..      $     1.00
                                                     ==========
Primary B Shares:
($1,699,000/1,698,989 shares outstanding) .....      $     1.00
                                                     ==========
Investor A Shares:
($27,307,000/27,311,202 shares outstanding) ...      $     1.00
                                                     ==========
Investor B Shares:
($79,484,000/79,496,729 shares outstanding) ...      $     1.00
                                                     ==========
Investor C Shares:
($1,813,000/1,813,728 shares outstanding) .....      $     1.00
                                                     ==========
Daily Shares:
($4,124,000/4,124,641 shares outstanding) .....      $     1.00
                                                     ==========

   AT SEPTEMBER 30, 1998, NET ASSETS CONSIST OF:
   Paid-in capital ........................   $  316,577
   Undistributed net investment income ....           13
   Accumulated net realized loss
      on investments sold .................          (60)
                                              ----------
   NET ASSETS                                 $  316,530
                                              ==========

-------
  * Aggregate cost for Federal tax purposes.
  + Variable rate security. The interest rate shown reflects the rate in effect at September 30, 1998.
+++ Reset date. Interest rates reset either daily, weekly or monthly.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Prime Fund

---------------------------------------------------------------
Statement of Net Assets          September 30, 1998 (unaudited)
---------------------------------------------------------------

  PRINCIPAL
   AMOUNT                              MATURITY         VALUE
   (000)                                 DATE           (000)
   -----                                 ----           -----

              BANK OBLIGATIONS - 6.5%
              CERTIFICATES OF DEPOSIT - DOMESTIC - 0.5%
   $36,000    Morgan Guaranty Trust Company,
                5.550% .............   02/02/99      $  035,968
                                                     ----------

              CERTIFICATES OF DEPOSIT - YANKEE - 6.0%
    25,000    ABN-AMRO Bank, (New York),
                5.750% .............   03/31/99          24,993
    45,000    Banque Nationale de Paris, (New York),
                5.710% .............   02/25/99          45,000
    30,000    Bayerische Landesbank AG, (New York),
                4.940% .............   10/06/98          30,000
    45,000    Bayerische Vereinsbank, (New York),
                5.680% .............   01/21/99          45,000
    50,000    Credit Agricole, (New York),
                5.750% .............   04/01/99          49,988
    10,000    CS First Boston,
                5.800% .............   10/13/98          10,000
              National Bank of Canada, (New York):
    30,000      5.940% .............   12/03/98          30,000
    35,000      5.640% .............   01/05/99          35,000
              Societe Generale, (New York):
    30,000      5.950% .............   10/21/98          29,999
    35,000      5.700% .............   02/26/99          34,994
    18,000      5.800% .............   03/31/99          17,996
    30,000      5.750% .............   04/16/99          29,986
    40,000    Westdeutsche Landesbanken,
                Girozentrale, (New York),
                5.680% .............   01/25/99          40,000
                                                     ----------
                                                        422,956
                                                     ----------
              TOTAL BANK OBLIGATIONS
                (Cost $458,924)                         458,924
                                                     ----------

              CORPORATE OBLIGATIONS - 67.2%
              COMMERCIAL PAPER - DOMESTIC - 37.0%
    50,000    Alex Brown Inc.,
                Discount note ......   12/15/98          49,427
              AON Corporation:
    15,000      Discount note ......   10/14/98          14,970
    18,272      Discount note ......   10/15/98          18,233
    15,000      Discount note ......   10/19/98          14,958
    16,000      Discount note ......   10/21/98          15,951
    20,906      Discount note ......   10/23/98          20,835
    27,956      Discount note ......   10/28/98          27,840
              Bankers Trust New York Corporation:
    40,000      Discount note ......   10/28/98          39,838
    30,000      Discount note ......   11/24/98          29,753
              Concord Minutemen Capital Corporation:
    25,334      Discount note (b) ..   10/06/98          25,314
    84,878      Discount note (b) ..   10/07/98          84,800
    70,637      Discount note (b) ..   10/15/98          70,484
    25,789      Discount note (b) ..   10/16/98          25,730
    20,009      Discount note (b) ..   10/20/98          19,950
    15,000    Countrywide Home Loans Inc.,
                Discount note ......   10/01/98          15,000
    75,000    Edison Securitization LLC,
                Discount note (b) ..   10/01/98          75,000
              Finova Capital Corporation:
    11,000      Discount note ......   10/23/98          10,963
    15,000      Discount note ......   10/28/98          14,938
    15,000      Discount note ......   11/24/98          14,876
   250,000    General Motors Acceptance Corporation,
                Discount note ......   10/01/98         250,000
              Hitachi America:
    25,000      Discount note ......   11/24/98          24,793
    21,000      Discount note ......   12/16/98          20,755
    10,000      Discount note ......   04/13/99           9,704
    13,000      Discount note ......   05/11/99          12,563
    17,000      Discount note ......   05/14/99          16,424
              International Securitization Corporation:
    31,000      Discount note (a) ..   10/16/98          30,928
    50,000      Discount note (a) ..   10/27/98          49,799
    18,796      Discount note (a) ..   12/17/98          18,574
              Lehman Brothers Holdings Inc.:
    30,000      Discount note ......   10/27/98          29,877
    50,000      Discount note ......   11/16/98          49,644
    40,000      Discount note ......   12/21/98          39,501
    82,484    Lexington Parker Capital Company LLC,
                Discount note (b) ..   10/15/98          82,305
    17,510    Liberty Lighthouse Funding Company LLC,
                Discount note (b) ..   10/07/98          17,494
              Mitsubishi International Corporation:
    10,000      Discount note ......   10/09/98           9,987
    35,000      Discount note ......   10/13/98          34,934
    20,000      Discount note ......   10/14/98          19,960
    59,000      Discount note ......   10/20/98          58,824
    70,000      Discount note ......   10/30/98          69,685
    40,000      Discount note ......   11/03/98          39,795
    15,000      Discount note ......   11/06/98          14,912
    45,000      Discount note ......   11/10/98          44,710
    65,000      Discount note ......   11/16/98          64,530
    30,000    National Bank of Canada, (New York),
                Discount note ......   12/31/98          29,591
    11,000    Newell Company Inc.,
                Discount note (b) ..   10/01/98          11,000
              PHH Corporation:
    10,000      Discount note ......   10/14/98           9,979
    25,200      Discount note ......   11/18/98          25,009
    15,000      Discount note ......   11/18/98          14,887
    15,000      Discount note ......   12/09/98          14,839
    17,000      Discount note ......   01/21/99          16,702
              SAFECO Corporation:
    55,250      Discount note (b) ..   10/19/98          55,097
    17,000      Discount note (b) ..   10/20/98          16,950
    14,000      Discount note (b) ..   10/26/98          13,946
    50,000      Discount note (b) ..   10/30/98          49,777
    25,000      Discount note ......   11/12/98          24,839
    20,000      Discount note (b) ..   11/12/98          19,871
    20,000      Discount note (b) ..   11/17/98          19,856
    31,000      Discount note ......   11/19/98          30,766
    13,000      Discount note ......   11/23/98          12,895
    13,000      Discount note (b) ..   12/02/98          12,877
    25,000      Discount note ......   12/04/98          24,755
              Sumitomo Corporation of America:
    18,000      Discount note ......   10/07/98          17,983
    20,000      Discount note ......   10/21/98          19,938
    20,000      Discount note ......   11/18/98          19,851
    10,000      Discount note ......   11/19/98           9,924
    10,000      Discount note ......   12/02/98           9,904
    15,000      Discount note ......   12/11/98          14,837
              Tulip Funding Corporation:
   106,000      Discount note (b) ..   10/28/98         105,560
    42,622      Discount note (b) ..   10/29/98          42,438
              UBS Finance Inc.,
   246,000      Discount note ......   10/01/98         246,000
              Variable Funding Capital Corporation:
   107,000      Discount note (b) ..   10/01/98         107,000
    34,592      Discount note (b) ..   10/20/98          34,490
                                                     ----------
                                                      2,630,119
                                                     ----------
              COMMERCIAL PAPER - EURO - 0.8%
    40,000    Abby National Treasury Services PLC,
                5.700% .............   01/28/99          40,000
    15,000    Burmah Castrol Finance PLC,
                Discount note (b) ..   11/16/98          14,894
                                                     ----------
                                                         54,894
                                                     ----------
              CORPORATE BONDS & NOTES - 29.4%
              Bankers Trust Company of New York:
    40,000      5.670%+(b) .........   02/26/99+++       39,992
    20,000      5.770%+(b) .........   04/28/99+++       19,986
    32,000      5.780%+(b) .........   04/28/99+++       31,991
    40,000      5.530%+(b) .........   04/30/99+++       39,986
    60,000      5.590%+(b) .........   08/06/99+++       59,995
    50,000      5.605%+(b) .........   09/14/99+++       50,000
    50,000    Bear Stearns & Company Inc.,
                5.497%+ ............   07/28/99+++       50,000
    25,000    Chase Manhattan Corporation,
                5.685% .............   08/03/99          24,987
    60,000    Comerica Bank,
                5.083%+ ............   10/06/98+++       60,000
              Credit Suisse First Boston Mortgage
                Capital LLC:
    46,000      5.153%+(b) .........   10/30/98+++       46,000
    35,000      5.600%+(b) .........   05/17/99+++       35,000
    15,000      5.600%+(b) .........   05/17/99+++       15,000
              Goldman Sachs Group LP, (The):
   200,000      5.615% .............   11/09/98         200,000
    50,000      5.438%+(b) .........   03/26/99+++       50,000
              Lehman Brothers Holdings Inc.:
    30,000      5.243% .............   01/13/99          30,000
   100,000      5.660% .............   01/13/99         100,000
    60,000      5.530% .............   03/23/99          60,000
    40,000      5.750% .............   03/26/99          40,000
    50,000    Lexington Parker Capital Company LLC,
                5.575% (b) .........   04/27/99          50,000
              Liberty Lighthouse Funding Company LLC:
    25,000      5.760% (b) .........   07/23/99          24,998
    50,000      5.590% (b) .........   08/06/99          50,000
    50,000      5.590% (b) .........   08/27/99          50,000
    50,000      5.700% (b) .........   09/15/99          49,991
    50,000      5.700% (b) .........   09/15/99          49,991
    25,000      5.700% (b) .........   09/15/99          25,000
    50,000    Medium Term Structured Household Inc.,
                5.590% .............   10/15/98          50,000
              Merrill Lynch & Company Inc.:
    95,000      5.143%+ ............   10/29/98+++       95,000
    50,000      5.143% .............   11/25/98          50,000
    50,000      5.428% .............   05/11/99          50,000
    80,000      5.590% .............   06/11/99          80,000
              Morgan (J.P.) and Company Inc.,
    30,000      5.750% .............   03/10/99          30,000
              Morgan Stanley Dean Witter and
                Discover Company:
    40,000      5.638%+ ............   01/15/99+++       39,998
    50,000      5.600% .............   03/15/01          50,000
              PHH Corporation:
    40,000      5.143% .............   10/27/98          40,000
    25,000      5.565% .............   02/10/99          24,987
    50,000      5.695% .............   06/14/99          50,000
    60,000      5.665% .............   07/06/99          59,995
              Philip Morris Companies Inc.:
    41,755      7.375% .............   02/15/99          41,986
    18,000      8.625% .............   03/01/99          18,200
    40,000    Sigma Finance Corporation,
                5.158% (b) .........   11/17/98          40,000
              Societe Generale:
   100,000      5.525% .............   06/01/99+++       99,937
    15,000      5.523%+ ............   08/11/99+++       14,992
                                                     ----------
                                                      2,088,012
                                                     ----------
              TOTAL CORPORATE OBLIGATIONS
                (Cost $4,773,025) .............       4,773,025
                                                     ----------
              GUARANTEED INVESTMENT CONTRACTS - 10.5%
              Allstate Life Insurance Company:
    25,000      5.816% **+ .........   11/01/98 #        25,000
    25,000      5.816% **+ .........   12/01/98 #        25,000
              Anchor National Life Insurance Company:
    50,000      5.740%**+ ..........   12/29/98 #        50,000
    25,000      5.759%**+ ..........   12/29/98 #        25,000
              Commonwealth Life Insurance
                Company Inc.:
    50,000      5.730% **+ .........   10/01/98+++       50,000
    62,000      5.880% **+ .........   03/29/99 #        62,000
    10,000      5.880% **+ .........   03/29/99 #        10,000
    50,000    First Allmerica Financial Life Insurance
                Company,
                5.760% **+ .........   12/29/98 #        50,000
              General American Life Insurance Company:
    50,000      5.850% **+ .........   10/07/98 #        50,000
    50,000      5.850% **+ .........   10/07/98 #        50,000
    60,000    Life Insurance Company of Georgia,
                5.799% **+ .........   03/29/99 #        60,000
              Life Insurance Company of Virginia:
    50,000      5.618% **+ .........   10/07/98 #        50,000
    25,000      5.618% **+ .........   10/07/98 #        25,000
    25,000      5.618% **+ .........   10/07/98 #        25,000
    50,000    New York Life Insurance Company,
                5.679% **+ .........   10/07/98 #        50,000
              Peoples Security Life Insurance Company:
    20,000      5.830% **+ .........   10/01/98+++       20,000
    20,000      5.880% **+ .........   12/25/98 #        20,000
    50,000    Sun Life Insurance Company of America,
                5.789% **+ .........   03/29/99 #        50,000
              Travelers Life Insurance Company:
    25,000      5.695% **+ .........   10/01/98+++       25,000
    25,000      5.645% **+ .........   10/31/98+++       25,000
                                                     ----------
              TOTAL GUARANTEED
                INVESTMENT CONTRACTS
                (Cost $747,000) ...............         747,000
                                                     ----------
              MUNICIPAL BONDS - 2.4%
    28,800    Illinois (State of), Student Assistance
                Commission, First National Bank
                of Chicago LOC,
                5.600%+ ............   05/01/10+++       28,800
    24,800    Indiana (State of), Financing
                Authority, Economic Development
                Revenue, Qualitech Steel,
                National City Bank, Indiana LOC,
                5.600%+ ............   09/01/16+++       24,800
    20,600    Missouri (State of), Economic
                Development Revenue, Export and
                Infrastructure Board, (Biocraft
                Laboratories Inc. Project), PNC
                Bank LOC,
                5.600%+ ............   09/01/04+++       20,600
   100,000    Virginia (State of), Housing
                Development Authority,
                5.600%+ ............   01/01/46+++      100,000
                                                     ----------
              TOTAL MUNICIPAL BONDS
                (Cost $174,200) ...............         174,200
                                                     ----------
              U.S. GOVERNMENT OBLIGATIONS - 0.8%
              Student Loan Marketing Association
                Floating Rate Notes:
    12,000      4.733%+ ............   11/10/98+++       12,000
    47,500      4.753%+ ............   01/13/98+++       47,480
                                                     ----------
              TOTAL U.S. GOVERNMENT
                OBLIGATIONS
                (Cost $59,480) ................          59,480
                                                     ----------
              TIME DEPOSITS - EURO - 4.9%
    50,000    Societe Generale,
                6.000% .............   10/01/98          50,000
   300,000    Westdeutsche Landesbanken,
                Girozentrale
                5.875% .............   10/01/98         300,000
                                                     ----------
              TOTAL TIME DEPOSITS - EURO
                (Cost $350,000) ...............         350,000
                                                     ----------
              REPURCHASE AGREEMENTS - 5.7%
   100,000    Agreement with Credit Suisse First
                Boston Mortgage Capital LLC,
                5.750% dated 09/30/98 to be
                repurchased at $100,016 on
                10/01/98 collateralized by:
                $103,410 FNMA,6.150%
                due 08/18/08 ..................         100,000
    30,000    Agreement with Goldman Sachs,
                5.800% dated 09/30/98 to be
                repurchased at $30,004 on
                10/01/98 collateralized by:
                $30,768 Novartis Finance
                Coporation Commercial Paper,
                5.300% due 10/07/98 ...........          30,000
   270,000    Agreement with Morgan, (J.P.),
                5.850% dated 09/30/98 to be
                repurchased at $270,043 on
                10/01/98 collateralized by:
                $248,750 J.P. Morgan commercial
                paper discount note due
                03/30/99; $26,650 J.P. Morgan
                commercial paper
                discount note due 01/28/99 ....         270,000
                                                     ----------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $400,000) ...............         400,000
                                                     ==========


  SHARES
  -------------------------------------------------------------
              INVESTMENT COMPANIES - 1.7%
67,965,000    AIM Liquid Asset Portfolio ......      $   67,965
 2,917,000    AIM Prime Fund ..................           2,917
47,837,000    Dreyfus Cash Management
                Plus Fund .....................          47,837
                                                     ----------
              TOTAL INVESTMENT COMPANIES
                (Cost $118,719) ...............         118,719
                                                     ----------
TOTAL INVESTMENTS
  (Cost $7,081,348*) ...............   99.7%         $7,081,348
OTHER ASSETS AND LIABILITIES (NET)..    0.3
                                       ----
Cash ..........................................              42
Interest and dividends receivable .............          42,359
Receivable for Fund shares sold ...............             927
Dividends payable .............................         (15,031)
Investment advisory fee payable ...............          (1,113)
Shareholder servicing and distribution
  fee payable .................................          (2,519)
Administration fee payable ....................            (474)
Accrued directors' fee payable ................            (273)
Accrued expenses and other liabilities ........            (624)
                                                     ----------
TOTAL OTHER ASSETS AND LIABILITIES (NET) ......          23,294
                                                     ----------
NET ASSETS .........................  100.0%         $7,104,642
                                      =====          ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Primary A Shares:
($2,621,743,000/2,622,176,427 shares outstanding)    $     1.00
                                                     ==========
Primary B Shares:
($28,278,000/28,281,699 shares outstanding) ...      $     1.00
                                                     ==========
Investor A Shares:
($2,989,488,000/2,989,662,140 shares outstanding)    $     1.00
                                                     ==========
Investor B Shares:
($634,855,000/634,982,030 shares outstanding)..      $     1.00
                                                     ==========
Investor C Shares:
($64,660,000/64,665,366 shares outstanding) ...      $     1.00
                                                     ==========
Daily Shares:
($765,618,000/765,953,820 shares outstanding)..      $     1.00
                                                     ==========

   AT SEPTEMBER 30, L998, NET ASSETS CONSIST OF:
   Paid-in capital ......................    $  7,104,901
   Accumulated net realized loss
      on investments sold ...............            (259)
                                             ------------
   NET ASSETS                                $  7,104,642
                                             ============

  * Aggregate cost for Federal tax purposes.
 ** Restricted security (Note 5). Floating/variable rate note.
    The interest rate shown reflects the rate in effect at September 30, 1998. Reset date. Interest rates reset either daily, weekly, montly, quarterly or semi-annually.
  # Security subject to a demand feature which allows the Fund to put the security back to the issuer within 7 to 180 calendar days.
(a) Securities are not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS.

Comprehensive Abbreviation Listing for all 09/30/98 Nations Money Market Funds:

ABBREVIATIONS:

AMBAC    American Municipal Bond Assurance Corporation
AMT      Alternative Minimum Tax
CFC      Cooperative Finance Corporation
FGIC     Financial Guaranty Insurance Corporation
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance
GNMA     Government National Mortgage Association
GO       General Obligation
LOC      Letter of Credit
MBIA     Municple Bond Insurance Association
SBPA     Standby Bond Purchase Agreement
TIGR     Treasury Investor Growth Receipt


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

-----------------------------------------------------------------------------------------------------------------------------
  Statements of Operations (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

For the Six Months Ended September 30, 1998
                                                                                                    GOVERMENT
                                                                    TAX EXEMPT       TREASURY      MONEY MARKET       PRIME
                                                                    ---------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest .........................................................   $ 48,133        $ 82,852        $  8,940        $195,658
Dividends ........................................................       --               397             255             117
                                                                     --------        --------        --------        --------
   Total invesment income ........................................     48,133          83,249           9,195         195,775
                                                                     --------        --------        --------        --------
EXPENSES:
Investment advisory fee ..........................................      5,288           2,996             672           6,891
Administration fee ...............................................      1,325           1,487             168           3,422
Transfer agent fee ...............................................        151             225              26             498
Custodian fees ...................................................         77             100              17             184
Legal and audit fees .............................................         60              87              13              67
Registration and filing fees .....................................         43              55              33             162
Interest expense .................................................          3            --              --              --
Trustees'/Directors' fees and expenses ...........................         31              25               4              56
Other ............................................................         97              61              10             149
                                                                     --------        --------        --------        --------
   Subtotal ......................................................      7,075           5,036             934          11,429
Shareholder servicing and distribution fees:
  Primary B Shares ...............................................         11              14               2              13
  Investor A Shares ..............................................        322           2,985              47           4,744
  Investor B Shares ..............................................        460             672             149           1,243
  Investor C Shares ..............................................         75               9               3             115
  Daily Shares ...................................................        275             531              18           1,999
Fees waived by investment advisor, administrator and  distributor      (3,443)           (918)           (487)         (2,076)
                                                                     --------        --------        --------        --------
  Net Expenses ...................................................      4,775           8,329             675          17,467
                                                                     --------        --------        --------        --------
NET INVESTMENT INCOME ............................................     43,358          74,920           8,520         178,308
                                                                     --------        --------        --------        --------
NET REALIZED GAIN/(LOSS) ON INVESTMENTS ..........................       --                (9)           --                17
                                                                     --------        --------        --------        --------
NET INCREASE IN NET ASSETS RESULTING FROM  OPERATIONS ............   $ 43,358        $ 74,911        $  8,520        $178,325
                                                                     ========        ========        ========        ========

                                         SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

-----------------------------------------------------------------------------------------------------------------------------
  Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                                                                               TAX EXEMPT                     TREASURY
                                                                    ---------------------------    ------------------------------
                                                                      SIX MONTHS                     SIX MONTHS
                                                                         ENDED                          ENDED
                                                                       09/30/98      YEAR ENDED       09/30/98       YEAR ENDED
                                                                      (UNAUDITED)    03/31/98        (UNAUDITED)      03/31/98
                                                                    -------------------------------------------------------------
(IN THOUSANDS)
Net investment income ............................................   $    43,358     $    73,604     $    74,920     $   169,377
Net realized gain/(loss) on investments ..........................          --                 1              (9)           --
                                                                     -----------     -----------     -----------     -----------
Net increase in net assets resulting from operations .............        43,358          73,605          74,911         169,377
Distributions to shareholders from net investment income:
  Primary A Shares ...............................................       (34,241)        (58,608)        (18,915)         64,676)
  Primary B Shares ...............................................          (141)           (344)           (298)         (1,382)
  Investor A Shares ..............................................        (2,756)         (4,960)        (42,177)        (57,323)
  Investor B Shares ..............................................        (4,217)         (7,214)         (9,715)        (38,193)
  Investor C Shares ..............................................          (923)         (2,076)           (174)           (507)
  Daily Shares ...................................................        (1,089)           (400)         (3,641)         (7,296)
Net increase/(decrease) in net assets from Fund share transactions        88,552         874,966         291,854        (401,867)
                                                                     -----------     -----------     -----------     -----------
Net increase/(decrease) in net assets ............................        88,543         874,969         291,846        (401,867)

NET ASSETS:
Beginning of period ..............................................     2,511,466       1,636,497       2,721,575       3,123,442
                                                                     -----------     -----------     -----------     -----------
End of period ....................................................   $ 2,600,010     $ 2,511,466     $ 3,013,420     $ 2,721,575
                                                                     ===========     ===========     ===========     ===========

Undistributed net investment income at end of period .............   $      --       $         9     $        10     $        10
                                                                     ===========     ===========     ===========     ===========

                                               SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

-----------------------------------------------------------------------------------------------------------------------------
  Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                                                                      GOVERNMENT MONEY MARKET                  PRIME
                                                                    ---------------------------    ------------------------------
                                                                      SIX MONTHS                     SIX MONTHS
                                                                         ENDED                          ENDED
                                                                       09/30/98      YEAR ENDED       09/30/98       YEAR ENDED
                                                                      (UNAUDITED)    03/31/98        (UNAUDITED)      03/31/98
                                                                    -------------------------------------------------------------
(IN THOUSANDS)
Net investment income ............................................   $     8,520     $    18,385     $   178,308     $   296,834
Net realized gain/(loss) on investments ..........................          --                 2              17             (12)
                                                                     -----------     -----------     -----------     -----------
Net increase in net assets resulting from operations .............         8,520          18,387         178,325         296,822
Distributions to shareholders from net investment income:
  Primary A Shares ...............................................        (5,552)        (13,732)        (74,576)        181,469)
  Primary B Shares ...............................................           (42)           (839)           (263)         (3,020)
  Investor A Shares ..............................................          (648)         (1,215)        (68,677)        (71,233)
  Investor B Shares ..............................................        (2,096)         (2,115)        (18,385)        (32,993)
  Investor C Shares ..............................................           (61)           (152)         (2,377)         (4,581)
  Daily Shares ...................................................          (121)           (332)        (14,031)         (3,536)
Net increase/(decrease) in net assets from Fund  share transactions      (13,590)        (45,196)      1,503,757       1,241,743
                                                                     -----------     -----------     -----------     -----------
Net increase/(decrease) in net assets ............................       (13,590)        (45,194)      1,503,773       1,241,733

NET ASSETS:
Beginning of period ..............................................       330,120         375,314       5,600,869       4,359,136
                                                                     -----------     -----------     -----------     -----------

End of period ....................................................   $   316,530     $   330,120     $ 7,104,642     $ 5,600,869
                                                                     ===========     ===========     ===========     ===========

Undistributed net investment income at end of period .............   $        13     $        13     $      --       $         1
                                                                     ===========     ===========     ===========     ===========

                                               SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

-------------------------------------------------------------------------------
  Statements of Cash Flows (unaudited)
-------------------------------------------------------------------------------

For the Six Months Ended September 30, 1998

                                                             TREASURY
                                                               (000)
                                                 -----------------------------
Cash flows from operating and investing
  activities:
  Investment income received .................   $    81,799
  Payment of operating expenses ..............        (7,519)
  Net purchases of short-term investments ....      (310,440)

Cash used by operating and investing activities                    $  (236,160)

Cash flows from financing activities:
  Proceeds from Fund shares sold .............     4,668,958
  Payment for shares redeemed ................    (4,388,126)
  Cash provided by reverse repurchase agreement       19,290
  Distributions paid * .......................       (63,961)
                                                 -----------
Cash provided by financing activities ........                         236,161
                                                                   -----------
  Increase in cash ...........................                               1
  Cash at beginning of period ................                               0
                                                                   -----------
  Cash at end of period ......................                     $         1
                                                                   ===========
RECONCILIATION OF NET INCREASE IN NET ASSETS
  FROM OPERATIONS TO CASH USED BY OPERATING
  AND INVESTING ACTIVITIES:
Net increase in net assets resulting from
  operations .................................                     $    74,911
  Increase in investments ....................   $  (309,048)
  Increase in interest and dividends receivable       (2,832)
  Decrease in other assets ...................           172
  Increase in accrued expenses ...............           637
                                                 -----------
Cash used by operating and investing activities                    $  (236,160)
                                                                   ===========
----------
* Non-cash activities include reinvestment of dividends of $10,669,000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

---------------------------------------------------------------------------------------------------------------------------------
  Schedule of Capital Stock Activity*
---------------------------------------------------------------------------------------------------------------------------------
                                                                               TAX EXEMPT                    TREASURY
                                                                  SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED  YEAR ENDED
                                                                     09/30/98**       03/31/98       09/30/98**       03/31/98
                                                                  ---------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
Sold .............................................................   $ 1,033,444     $ 1,930,603     $   287,265     $ 1,681,502
Issued in exchange for Pilot Shares of Pilot (Note 8):
  Short-Term U.S. Treasury Fund ..................................          --              --              --         1,227,239
  Short-Term Tax Exempt Diversified Fund .........................          --           374,107            --              --
  Missouri Short- Term Tax Exempt Fund ...........................          --           194,197            --              --
Issued in exchange for assets of (Note 8):
  Emerald Tax Exempt Fund ........................................       111,309            --              --              --
  Common Trust Municipal Temp Fund ...............................        52,112            --              --              --
  Emerald Treasury Money Market Fund .............................          --              --           280,819            --
Issued as reinvestment of dividends ..............................         1,148           1,082               8             356
Redeemed .........................................................    (1,203,866)     (1,683,269)       (521,680)     (3,639,485)
                                                                     -----------     -----------     -----------     -----------
Net increase/(decrease) ..........................................   $    (5,853)    $   816,720     $    46,412     $  (730,388)
                                                                     ===========     ===========     ===========     ===========
PRIMARY B SHARES:
Sold .............................................................   $    16,060     $    33,933     $    23,243     $   119,961
Issued as reinvestment of dividends ..............................          --              --              --                23
Redeemed .........................................................       (14,946)        (38,357)        (14,899)       (163,388)
                                                                     -----------     -----------     -----------     -----------
Net increase/(decrease) ..........................................   $     1,114     $    (4,424)    $     8,344     $   (43,404)
                                                                     ===========     ===========     ===========     ===========
INVESTOR A SHARES:
Sold .............................................................   $   278,791     $   531,649     $ 1,507,478     $ 3,672,012
Issued in exchange for assets of (Note 8):
  Emerald Tax Exempt Fund ........................................           551            --              --              --
  Emerald Treasury Money Market Fund .............................          --              --           518,802            --
Issued as reinvestment of dividends ..............................         2,682           4,811           3,546           4,901
Redeemed .........................................................      (273,236)       (509,996)     (1,524,761)     (3,034,972)
                                                                     -----------     -----------     -----------     -----------
Net increase .....................................................   $     8,788     $    26,464     $   505,065     $   641,941
                                                                     ===========     ===========     ===========     ===========
INVESTOR B SHARES:
Sold .............................................................   $   444,780     $   726,068     $ 1,546,357     $ 8,652,481
Issued in exchange for Administration Shares of Pilot (Note 8):
  Short-Term U.S. Treasury Fund ..................................          --              --              --           237,343
  Short-Term Tax Exempt Diversified Fund .........................          --            10,606            --              --
  Missouri Short- Term Tax Exempt Fund ...........................          --            11,941            --              --
Issued as reinvestment of dividends ..............................         3,698           6,340           4,438          12,703
Redeemed .........................................................      (438,334)       (733,713)     (1,761,518)     (9,328,944)
                                                                     -----------     -----------     -----------     -----------
Net increase/(decrease) ..........................................   $    10,144     $    21,242     $  (210,723)    $  (426,417)
                                                                     ===========     ===========     ===========     ===========
INVESTOR C SHARES:
Sold .............................................................   $    76,086     $   201,254     $     8,743     $    23,432
Issued as reinvestment of dividends ..............................           893           2,046             171             510
Redeemed .........................................................      (103,180)       (198,544)        (12,799)        (29,515)
                                                                     -----------     -----------     -----------     -----------
Net increase/(decrease) ..........................................   $   (26,201)    $     4,756     $    (3,885)    $    (5,573)
                                                                     ===========     ===========     ===========     ===========
DAILY SHARES:
Sold .............................................................   $   139,070     $   185,935     $   420,398     $ 1,965,123
Issued in exchange for Investor Shares of Pilot (Note 8):
  Short-Term U.S. Treasury Fund ..................................          --              --              --           155,072
  Short-Term Tax Exempt Diversified Fund .........................          --             7,245            --              --
  Missouri Short- Term Tax Exempt Fund ...........................          --            20,642            --              --
Issued in exchange for assets of (Note 8):
  Emerald Tax Exempt Fund ........................................        58,840            --              --              --
  Emerald Treasury Money Market Fund .............................          --              --            75,614            --
Issued as reinvestment of dividends ..............................         1,070             379           2,506           6,888
Redeemed .........................................................       (98,420)       (203,993)       (551,877)     (1,965,109)
                                                                     -----------     -----------     -----------     -----------
Net increase/(decrease) ..........................................   $   100,560     $    10,208     $   (53,359)    $   161,974
                                                                     ===========     ===========     ===========     ===========
Total net increase/(decrease) ....................................   $    88,552     $   874,966     $   291,854     $  (401,867)
                                                                     ===========     ===========     ===========     ===========

                                               SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------------------------------------------------------
  Schedule of Capital Stock Activity (continued)*
--------------------------------------------------------------------------------------------------------------------------------

                                                                     GOVERNMENT MONEY MARKET                   PRIME
                                                                  SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED  YEAR ENDED
                                                                     09/30/98**       03/31/98       09/30/98**       03/31/98
                                                                  ---------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
Sold .............................................................   $    82,142     $   930,668     $ 1,206,115     $ 4,016,048
Issued in exchange for:
  Pilot Shares of Pilot Short-Term
  Diversified Assets Fund (Note 8) ...............................          --              --              --         1,539,899
  Assets of Emerald Prime Money
  Market Fund (Note 8) ...........................................          --              --           351,001            --
 Issued as reinvestment of dividends .............................             6              67           2,632           4,159
 Redeemed ........................................................       (97,553)     (1,012,632)     (1,790,232)     (5,241,556)
                                                                     -----------     -----------     -----------     -----------
 Net increase/(decrease) .........................................   $   (15,405)    $   (81,897)    $  (230,484)    $   318,550
                                                                     ===========     ===========     ===========     ===========
PRIMARY B SHARES:
Sold .............................................................   $     3,950     $   136,817     $    71,883     $   294,929
 Issued as reinvestment of dividends .............................          --              --              --                42
 Redeemed ........................................................        (4,063)       (154,457)        (51,737)       (470,877)
                                                                     -----------     -----------     -----------     -----------
 Net increase/(decrease) .........................................   $      (113)    $   (17,640)    $    20,146     $  (175,906)
                                                                     ===========     ===========     ===========     ===========
INVESTOR A SHARES:
Sold .............................................................   $    34,901     $   110,875     $ 3,306,537     $ 4,691,456
 Issued in exchange for assets of
  Emerald Prime Money Market Fund ................................          --              --         1,222,395            --
 Issued as reinvestment of dividends .............................           627           1,153          45,151          68,508
 Redeemed ........................................................       (32,026)       (106,939)     (3,291,530)     (4,210,795)
                                                                     -----------     -----------     -----------     -----------
Net increase ....................................................   $     3,502     $     5,089     $ 1,282,553     $   549,169
                                                                    ===========     ===========     ===========     ===========
INVESTOR B SHARES:
Sold .............................................................   $   205,597     $   362,572     $ 2,305,740     $ 4,419,707
Issued in exchange for Administration Shares of Pilot
  Short-Term Diversified Assets
  Fund (Note 8): .................................................          --              --              --           239,008
 Issued as reinvestment of dividends .............................         1,516           1,793          17,281          28,891
 Redeemed ........................................................      (204,687)       (315,047)     (2,532,649)     (4,224,135)
                                                                     -----------     -----------     -----------     -----------
 Net increase/(decrease) .........................................   $     2,426     $    49,318     $  (209,628)    $   463,471
                                                                     ===========     ===========     ===========     ===========
INVESTOR C SHARES:
Sold .............................................................   $     1,779     $     6,191     $    94,928     $   232,102
 Issued as reinvestment of dividends .............................            61             149           2,287           4,454
 Redeemed ........................................................        (3,396)         (5,113)       (128,717)       (234,077)
                                                                     -----------     -----------     -----------     -----------
 Net increase/(decrease) .........................................   $    (1,556)    $     1,227     $   (31,502)    $     2,479
                                                                     ===========     ===========     ===========     ===========
DAILY SHARES:
Sold .............................................................   $    18,063     $   119,962     $   388,067     $   611,273
Issued in exchange for:
  Investor Shares of Short-Term
  Diversified Assets Fund (Note 8): ..............................          --              --              --            75,676
  Assets of Emerald Prime Money
  Market Fund (Note 8) ...........................................          --              --           601,006            --
 Issued as reinvestment of dividends .............................           108             324          13,808           3,483
 Redeemed ........................................................       (20,615)       (121,579)       (330,209)       (606,452)
                                                                     -----------     -----------     -----------     -----------
 Net increase/(decrease) .........................................   $    (2,444)    $    (1,293)    $   672,672     $    83,980
                                                                     ===========     ===========     ===========     ===========
 Total net increase/(decrease) ...................................   $   (13,590)    $   (45,196)    $ 1,503,757     $ 1,241,743
                                                                     ===========     ===========     ===========     ===========

 * Since the funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of
   $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.
** Unaudited

                                               SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

----------------------------------------------------------------------------------------------------------
  Financial Highlights
----------------------------------------------------------------------------------------------------------

For a Share outstanding throughout each period.

                                             NET ASSET                       DIVIDENDS          TOTAL
                                               VALUE        NET              FROM NET         DIVIDENDS
                                             BEGINNING   INVESTMENT         INVESTMENT           AND
                                              OF YEAR      INCOME             INCOME        DISTRIBUTIONS
                                             ------------------------------------------------------------
TAX EXEMPT:
PRIMARY A SHARES
Six months ended 09/30/1998 +++ ........     $ 1.00      $  0.0172          $ (0.0172)       $ (0.0172)
Year ended 03/31/1998 ..................       1.00         0.0345            (0.0345)         (0.0345)
Year ended 03/31/1997 ..................       1.00         0.0324            (0.0324)         (0.0324)
Period ended 03/31/1996 (a) ............       1.00         0.0112            (0.0112)         (0.0112)
Year ended 11/30/1995 ..................       1.00         0.0361            (0.0361)         (0.0361)
Year ended 11/30/1994 ..................       1.00         0.0257            (0.0257)         (0.0257)
Year ended 11/30/1993 ..................       1.00         0.0223            (0.0223)         (0.0223)

PRIMARY B SHARES
Six months ended 09/30/1998 +++ ........     $ 1.00      $  0.0154          $ (0.0154)       $ (0.0154)
Year ended 03/31/1998 ..................       1.00         0.0320            (0.0320)         (0.0320)
Year ended 03/31/1997 ..................       1.00         0.0300            (0.0300)         (0.0300)
Period ended 03/31/1996 (a) ............       1.00         0.0104            (0.0104)         (0.0104)
Year ended 11/30/1995 ..................       1.00         0.0335            (0.0335)         (0.0335)
Period ended 11/30/1994 * ..............       1.00         0.0116            (0.0116)         (0.0116)

INVESTOR A SHARES
Six months ended 09/30/1998 +++ ........     $ 1.00      $  0.0152          $ (0.0152)       $ (0.0152)
Year ended 03/31/1998 ..................       1.00         0.0316            (0.0316)         (0.0316)
Year ended 03/31/1997 ..................       1.00         0.0300            (0.0300)         (0.0300)
Period ended 03/31/1996 (a) ............       1.00         0.0104            (0.0104)         (0.0104)
Year ended 11/30/1995 ..................       1.00         0.0335            (0.0335)         (0.0335)
Year ended 11/30/1994 ..................       1.00         0.0231            (0.0231)         (0.0231)
Year ended 11/30/1993 ..................       1.00         0.0198            (0.0198)         (0.0198)

INVESTOR B SHARES
Six months ended 09/30/1998 +++ ........     $ 1.00      $  0.0163          $ (0.0163)       $ (0.0163)
Year ended 03/31/1998 ..................       1.00         0.0325            (0.0325)         (0.0325)
Year ended 03/31/1997 ..................       1.00         0.0307            (0.0307)         (0.0307)
Period ended 03/31/1996 (a) ............       1.00         0.0106            (0.0106)         (0.0106)
Year ended 11/30/1995 ..................       1.00         0.0342            (0.0342)         (0.0342)
Period ended 11/30/1994 * ..............       1.00         0.0141            (0.0141)         (0.0141)

INVESTOR C SHARES
Six months ended 09/30/1998 +++ ........     $ 1.00      $  0.0223          $ (0.0223)       $ (0.0223)
Year ended 03/31/1998 ..................       1.00         0.0323            (0.0323)         (0.0323)
Year ended 03/31/1997 ..................       1.00         0.0311            (0.0311)         (0.0311)
Period ended 03/31/1996 (a) ............       1.00         0.0107            (0.0107)         (0.0107)
Year ended 11/30/1995 ..................       1.00         0.0346            (0.0346)         (0.0346)
Period ended 11/30/1994 * ..............       1.00         0.0203            (0.0203)         (0.0203)

DAILY SHARES
Six months ended 09/30/1998 +++ ........     $ 1.00      $  0.0099          $ (0.0099)       $ (0.0099)
Year ended 03/31/1998 ..................       1.00         0.0295            (0.0295)         (0.0295)
Year ended 03/31/1997 ..................       1.00         0.0270            (0.0270)         (0.0270)
Period ended 03/31/1996 (a) ............       1.00         0.0090            (0.0090)         (0.0090)
Period ended 11/30/1995 * ..............       1.00         0.0243            (0.0243)         (0.0243)

------------
  * Tax Exempt Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares commenced operations on March 14, 1988, June 16, 1994, April 5, 1991, May 17, 1994, March 7, 1994 and February
    10, 1995, respectively.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction on any applicable sales charges.
+++ Unaudited.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

-------------------------------------------------------------------------------------------------
  Financial Highlights (continued)
-------------------------------------------------------------------------------------------------

                                                RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                ---------------------------------------------
                                                                                   OPERATING
                                                                                    EXPENSES
 NET ASSET                     NET ASSETS                                            WITHOUT
   VALUE                         END OF                                              WAIVERS
   END OF         TOTAL           YEAR            OPERATING       NET INVESTMENT      AND/OR
    YEAR          RETURN++       (000)             EXPENSES           INCOME       REIMBURSEMENTS
-------------------------------------------------------------------------------------------------
   $ 1.00          1.70%       $ 1,995,171          0.30%+(b)          3.36%+(b)       0.51%+
     1.00          3.48          2,001,083          0.30(b)            3.43(b)         0.56
     1.00          3.29          1,184,313          0.30               3.25            0.55
     1.00          1.12          1,078,764          0.30+              3.35+           0.58+
     1.00          3.68            905,125          0.30               3.62            0.59
     1.00          2.60            820,677          0.27               2.59            0.59
     1.00          2.27            701,403          0.23               2.23            0.59

   $ 1.00          1.56%       $     9,290          0.55%+(b)          3.11%+(b)       0.76%+
     1.00          3.22              8,726          0.55(b)            3.18(b)         0.81
     1.00          3.04             13,151          0.55               3.00            0.80
     1.00          1.04              9,370          0.55+              3.10+           0.83+
     1.00          3.39             11,666          0.55               3.37            0.82
     1.00          1.17             18,207          0.52+              2.34+           0.84+

   $ 1.00          1.53%       $   181,141          0.65%+(b)          3.01%+(b)       0.86%+
     1.00          3.20            171,786          0.58(b)            3.15(b)         0.84
     1.00          3.04            145,337          0.55               3.00            0.80
     1.00          1.04            128,414          0.55+              3.10+           0.83+
     1.00          3.40            126,207          0.55               3.37            0.82
     1.00          2.36            151,714          0.52               2.34            0.84
     1.00          2.00            119,552          0.48               1.98            0.84

   $ 1.00          1.59%       $   259,989          0.50%+(b)          3.16%+(b)       0.86%+
     1.00          3.30            249,819          0.50(b)            3.23(b)         0.76
     1.00          3.11            228,601          0.50               3.05            0.75
     1.00          1.06            132,914          0.50+              3.15+           0.78+
     1.00          3.47             86,374          0.50               3.42            0.77
     1.00          1.43                  3          0.47+              2.39+           0.79+

   $ 1.00          1.56%       $    41,319          0.55%+(b)          3.11%+(b)       0.76%+
     1.00          3.26             67,511          0.48(b)            3.25(b)         0.74
     1.00          3.15             62,761          0.45               3.10            0.70
     1.00          1.07             66,743          0.45+              3.20+           0.73+
     1.00          3.52             41,409          0.45               3.47            0.72
     1.00          2.05             25,704          0.42+              2.44+           0.74+

   $ 1.00          1.44%       $   113,100          0.80%+(b)          2.86%+(b)       1.21%+
     1.00          2.98             12,541          0.80(b)            2.93(b)         1.06
     1.00          2.73              2,334          0.80               2.75            1.05
     1.00          0.91                  2          0.69+              2.96+           0.97+
     1.00          2.61                  2          0.45+              3.47+           0.72+

NATIONS FUNDS

----------------------------------------------------------------------------------------------------------
  Financial Highlights
----------------------------------------------------------------------------------------------------------

For a Share outstanding throughout each period.

                                             NET ASSET                       DIVIDENDS          TOTAL
                                               VALUE        NET              FROM NET         DIVIDENDS
                                             BEGINNING   INVESTMENT         INVESTMENT           AND
                                              OF YEAR      INCOME             INCOME        DISTRIBUTIONS
                                             ------------------------------------------------------------
TREASURY:
PRIMARY A SHARES
Six months ended 09/30/1998 +++ ........     $ 1.00      $  0.0267          $ (0.0267)       $ (0.0267)
Year ended 03/31/1998 ..................       1.00         0.0531            (0.0531)         (0.0531)
Year ended 03/31/1997 ..................       1.00         0.0509            (0.0509)         (0.0509)
Period ended 03/31/1996 (a) ............       1.00         0.0458            (0.0458)#        (0.0458)
Year ended 05/31/1995 ..................       1.00         0.0494            (0.0494)#        (0.0494)
Year ended 05/31/1994 ..................       1.00         0.0297            (0.0297)         (0.0297)
Year ended 05/31/1993 ..................       1.00         0.0307            (0.0307)         (0.0307)

PRIMARY B SHARES
Six months ended 09/30/1998 +++ ........     $ 1.00      $  0.0253          $ (0.0253)       $ (0.0253)
Year ended 03/31/1998 ..................       1.00         0.0506            (0.0506)         (0.0506)
Year ended 03/31/1997 ..................       1.00         0.0484            (0.0484)         (0.0484)
Period ended 03/31/1996 (a) ............       1.00         0.0437            (0.0437)#        (0.0437)
Period ended 05/31/1995 * ..............       1.00         0.0449            (0.0449)#        (0.0449)

INVESTOR A SHARES
Six months ended 09/30/1998 +++ ........     $ 1.00      $  0.0248          $ (0.0248)       $ (0.0248)
Year ended 03/31/1998 ..................       1.00         0.0496            (0.0496)         (0.0496)
Year ended 03/31/1997 ..................       1.00         0.0474            (0.0474)         (0.0474)
Period ended 03/31/1996 (a) ............       1.00         0.0429            (0.0429)#        (0.0429)
Year ended 05/31/1995 ..................       1.00         0.0457            (0.0457)#        (0.0457)
Year ended 05/31/1994 ..................       1.00         0.0262            (0.0262)         (0.0262)
Year ended 05/31/1993 ..................       1.00         0.0272            (0.0272)         (0.0272)

INVESTOR B SHARES
Six months ended 09/30/1998 +++ ........     $ 1.00      $  0.0253          $ (0.0253)       $ (0.0253)
Year ended 03/31/1998 ..................       1.00         0.0506            (0.0506)         (0.0506)
Year ended 03/31/1997 ..................       1.00         0.0484            (0.0484)         (0.0484)
Period ended 03/31/1996 (a) ............       1.00         0.0437            (0.0437)#        (0.0437)
Year ended 05/31/1995 ..................       1.00         0.0468            (0.0468)#        (0.0468)
Period ended 05/31/1994 * ..............       1.00         0.0015            (0.0015)         (0.0015)

INVESTOR C SHARES
Six months ended 09/30/1998 +++ ........     $ 1.00      $  0.0253          $ (0.0253)       $ (0.0253)
Year ended 03/31/1998 ..................       1.00         0.0506            (0.0506)         (0.0506)
Year ended 03/31/1997 ..................       1.00         0.0484            (0.0484)         (0.0484)
Period ended 03/31/1996 (a) ............       1.00         0.0437            (0.0437)#        (0.0437)
Year ended 05/31/1995 ..................       1.00         0.0468            (0.0468)#        (0.0468)
Period ended 05/31/1994 * ..............       1.00         0.0019            (0.0019)         (0.0019)

DAILY SHARES
Six months ended 09/30/1998 +++ ........     $ 1.00      $  0.0241          $ (0.0241)       $ (0.0241)
Year ended 03/31/1998 ..................       1.00         0.0481            (0.0481)         (0.0481)
Year ended 03/31/1997 ..................       1.00         0.0455            (0.0455)         (0.0455)
Period ended 03/31/1996 (a) ............       1.00         0.0404            (0.0404)         (0.0404)
Period ended 05/31/1995 * ..............       1.00         0.0167            (0.0167)         (0.0167)

-----------
  * Treasury primary B, Investor A, Investor B, Investor C and Daily Shares commenced operations on June
    16, 1994, July 16, 1990, May 16, 1994, May 11, 1994 and February 9, 1995, respectively.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction on any applicable sales charges.
+++ Unaudited.
  # Amount includes distributions from net realized gains of less than $0.0001 per share.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

                                    SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

-------------------------------------------------------------------------------------------------
  Financial Highlights (continued)
-------------------------------------------------------------------------------------------------

                                                RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                ---------------------------------------------
                                                                                   OPERATING
                                                                                    EXPENSES
 NET ASSET                     NET ASSETS                                            WITHOUT
   VALUE                         END OF                                              WAIVERS
   END OF         TOTAL           YEAR            OPERATING       NET INVESTMENT      AND/OR
    YEAR          RETURN++       (000)             EXPENSES           INCOME       REIMBURSEMENTS
-------------------------------------------------------------------------------------------------

   $ 1.00          2.69%       $   661,596          0.30%+             5.13%+          0.34%+
     1.00          5.43            615,185          0.30               5.31            0.35
     1.00          5.22          1,345,585          0.30               5.09            0.35
     1.00          4.67            821,030          0.30+              5.52+           0.37+
     1.00          5.05          2,896,868          0.30               4.99            0.35
     1.00          2.99          2,679,992          0.30               2.97            0.36
     1.00          3.12          2,956,796          0.30               3.02            0.36

   $ 1.00          2.57%       $    20,108          0.55%+             4.88%+          0.59%+
     1.00          5.18             11,764          0.55               5.06            0.60
     1.00          4.96             55,170          0.55               4.84            0.60
     1.00          4.46             47,488          0.55               5.27+           0.62+
     1.00          4.56             56,815          0.55               4.74+           0.60+

   $ 1.00          2.51%       $ 1,866,249          0.65%+             4.78%+          0.69%+
     1.00          5.06          1,361,214          0.65               4.96            0.70
     1.00          4.85            719,199          0.65               4.74            0.70
     1.00          4.36             89,584          0.65               5.17            0.72+
     1.00          4.65            107,475          0.67               4.62            0.72
     1.00          2.67             74,195          0.65               2.62            0.71
     1.00          2.77            105,828          0.65               2.67            0.71

   $ 1.00          2.57%       $   336,128          0.55%+             4.88%+          0.69%+
     1.00          5.18            546,833          0.55               5.06            0.60
     1.00          4.96            973,297          0.55               4.84            0.60
     1.00          4.46          1,525,048          0.55+              5.27+           0.62+
     1.00          4.76             52,564          0.56               4.73            0.61
     1.00          0.14                  2          0.55+              2.72+           0.61+

   $ 1.00          2.57%       $     4,410          0.55%+             4.88%+          0.59%+
     1.00          5.18              8,295          0.55               5.06            0.60
     1.00          4.96             13,868          0.55               4.84            0.60
     1.00          4.46              8,783          0.55+              5.27+           0.62+
     1.00          4.76              6,373          0.56               4.73            0.61
     1.00          0.19                191          0.55+              2.72+           0.61+

   $ 1.00          2.44%       $   124,929          0.80%+             4.63%+          1.04%+
     1.00          4.92            178,284          0.80               4.81            0.85
     1.00          4.66             16,323          0.80               4.59            0.85
     1.00          4.09                  2          0.64+              5.18+           0.71+
     1.00          1.67                  2          0.55+              4.74+           0.60+

NATIONS FUNDS

----------------------------------------------------------------------------------------------------------
  Financial Highlights
----------------------------------------------------------------------------------------------------------

For a Share outstanding throughout each period.

                                             NET ASSET                       DIVIDENDS          TOTAL
                                               VALUE        NET              FROM NET         DIVIDENDS
                                             BEGINNING   INVESTMENT         INVESTMENT           AND
                                              OF YEAR      INCOME             INCOME        DISTRIBUTIONS
                                             ------------------------------------------------------------
GOVERNMENT MONEY MARKET:
PRIMARY A SHARES
Six months ended 09/30/1998 +++ ........     $ 1.00      $  0.0259          $ (0.0259)       $ (0.0259)
Year ended 03/31/1998 ..................       1.00         0.0524            (0.0524)         (0.0524)
Year ended 03/31/1997 ..................       1.00         0.0503            (0.0503)         (0.0503)
Period ended 03/31/1996 (a) ............       1.00         0.0173            (0.0173)         (0.0173)
Year ended 11/30/1995 ..................       1.00         0.0558            (0.0558)         (0.0558)
Year ended 11/30/1994 ..................       1.00         0.0375            (0.0375)#        (0.0375)
Year ended 11/30/1993 ..................       1.00         0.0294            (0.0294)         (0.0294)

PRIMARY B SHARES
Six months ended 09/30/1998 +++ ........     $ 1.00      $  0.0247          $ (0.0247)       $ (0.0247)
Year ended 03/31/1998 ..................       1.00         0.0499            (0.0499)         (0.0499)
Year ended 03/31/1997 ..................       1.00         0.0478            (0.0478)         (0.0478)
Period ended 03/31/1996 (a) ............       1.00         0.0165            (0.0165)         (0.0165)
Year ended 11/30/1995 ..................       1.00         0.0533            (0.0533)         (0.0533)
Period ended 11/30/1994 * ..............       1.00         0.0200            (0.0200)#        (0.0200)

INVESTOR A SHARES
Six months ended 09/30/1998 +++ ........     $ 1.00      $  0.0242          $ (0.0242)       $ (0.0242)
Year ended 03/31/1998 ..................       1.00         0.0489            (0.0489)         (0.0489)
Year ended 03/31/1997 ..................       1.00         0.0468            (0.0468)         (0.0468)
Period ended 03/31/1996 (a) ............       1.00         0.0162            (0.0162)         (0.0162)
Year ended 11/30/1995 ..................       1.00         0.0522            (0.0522)         (0.0522)
Year ended 11/30/1994 ..................       1.00         0.0340            (0.0340)#        (0.0340)
Year ended 11/30/1993 ..................       1.00         0.0256            (0.0256)         (0.0256)

INVESTOR B SHARES
Six months ended 09/30/1998 +++ ........     $ 1.00      $  0.0247          $ (0.0247)       $ (0.0247)
Year ended 03/31/1998 ..................       1.00         0.0499            (0.0499)         (0.0499)
Year ended 03/31/1997 ..................       1.00         0.0478            (0.0478)         (0.0478)
Period ended 03/31/1996 (a) ............       1.00         0.0165            (0.0165)         (0.0165)
Year ended 11/30/1995 ..................       1.00         0.0532            (0.0532)         (0.0532)
Period ended 11/30/1994 * ..............       1.00         0.0222            (0.0222)#        (0.0222)

INVESTOR C SHARES
Six months ended 09/30/1998 +++ ........     $ 1.00      $  0.0247          $ (0.0247)       $ (0.0247)
Year ended 03/31/1998 ..................       1.00         0.0499            (0.0499)         (0.0499)
Year ended 03/31/1997 ..................       1.00         0.0478            (0.0478)         (0.0478)
Period ended 03/31/1996 (a) ............       1.00         0.0165            (0.0165)         (0.0165)
Year ended 11/30/1995 ..................       1.00         0.0532            (0.0532)         (0.0532)
Period ended 11/30/1994 * ..............       1.00         0.0290            (0.0290)#        (0.0290)

DAILY SHARES
Six months ended 09/30/1998 +++ ........     $ 1.00      $  0.0234          $ (0.0234)       $ (0.0234)
Year ended 03/31/1998 ..................       1.00         0.0474            (0.0474)         (0.0474)
Year ended 03/31/1997 ..................       1.00         0.0453            (0.0453)         (0.0453)
Period ended 03/31/1996 (a) ............       1.00         0.0157            (0.0157)         (0.0157)
Period ended 11/30/1995 * ..............       1.00         0.0418            (0.0418)         (0.0418)

  * Government Money Market Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares
    commenced operations on December 3, 1990, June 16, 1994, February 11, 1991, May 17, 1994, March 21,
    1994 and February 10, 1995, respectively.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction on any applicable sales charges.
+++ Unaudited.
  # Amount includes distributions from net realized gains of less than $0.0001 per share.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                                    SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

-------------------------------------------------------------------------------------------------
  Financial Highlights (continued)
-------------------------------------------------------------------------------------------------

                                                RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                ---------------------------------------------
                                                                                   OPERATING
                                                                                    EXPENSES
 NET ASSET                     NET ASSETS                                            WITHOUT
   VALUE                         END OF                                              WAIVERS
   END OF         TOTAL           YEAR            OPERATING       NET INVESTMENT      AND/OR
    YEAR          RETURN++       (000)             EXPENSES           INCOME       REIMBURSEMENTS
-------------------------------------------------------------------------------------------------
   $ 1.00          2.61%       $   202,103          0.30%+             5.18%+          0.53%+
     1.00          5.39            217,506          0.30               5.25            0.59
     1.00          5.18            299,395          0.30               5.03            0.57
     1.00          1.74            336,771          0.30+              5.20+           0.59+
     1.00          5.72            332,895          0.30               5.58            0.57
     1.00          3.84            432,729          0.30               3.79            0.59
     1.00          2.96            475,180          0.30               2.91            0.56

   $ 1.00          2.49%       $     1,699          0.55%+             4.93%+          0.78%+
     1.00          5.12              1,812          0.55               5.00            0.84
     1.00          4.93             19,450          0.55               4.78            0.82
     1.00          1.66             31,581          0.55+              4.95+           0.84+
     1.00          5.45             27,122          0.55               5.33            0.82
     1.00          2.02             72,747          0.55+              3.54+           0.84+

   $ 1.00          2.44%       $    27,307          0.65%+             4.83%+          0.88%+
     1.00          5.01             23,806          0.65               4.90            0.94
     1.00          4.80             18,717          0.65               4.68            0.92
     1.00          1.62             48,742          0.65+              4.85+           0.94+
     1.00          5.34             26,175          0.65               5.23            0.92
     1.00          3.45             20,173          0.65               3.44            0.94
     1.00          2.60             10,499          0.61               2.60            0.87

   $ 1.00          2.49%       $    79,484          0.55%+             4.93%+          0.88%+
     1.00          5.12             77,060          0.55               5.00            0.84
     1.00          4.93             27,750          0.55               4.78            0.82
     1.00          1.66             62,617          0.55+              4.95+           0.84+
     1.00          5.45             27,079          0.55               5.33            0.82
     1.00          2.24             11,955          0.55+              3.54+           0.84+

   $ 1.00          2.49%       $     1,813          0.55%+             4.93%+          0.78%+
     1.00          5.12              3,369          0.55               5.00            0.84
     1.00          4.93              2,142          0.55               4.78            0.82
     1.00          1.66              1,731          0.55+              4.95+           0.84+
     1.00          5.44              4,414          0.55               5.33            0.82
     1.00          2.94                476          0.55+              3.54+           0.84+

   $ 1.00          2.36%       $     4,124          0.80%+             4.68%+          1.23%+
     1.00          4.85              6,567          0.80               4.75            1.09
     1.00          4.63              7,860          0.80               4.53            1.07
     1.00          1.58                  2          0.71+              4.79+           1.00+
     1.00          4.38                  2          0.55+              5.33+           0.82+

NATIONS FUNDS

----------------------------------------------------------------------------------------------------------
  Financial Highlights
----------------------------------------------------------------------------------------------------------

For a Share outstanding throughout each period.

                                             NET ASSET                       DIVIDENDS          TOTAL
                                               VALUE        NET              FROM NET         DIVIDENDS
                                             BEGINNING   INVESTMENT         INVESTMENT           AND
                                              OF YEAR      INCOME             INCOME        DISTRIBUTIONS
                                             ------------------------------------------------------------
PRIME:
PRIMARY A SHARES
Six months ended 09/30/1998+++ .........     $ 1.00      $  0.0272          $ (0.0272)       $ (0.0272)
Year ended 03/31/1998 ..................       1.00         0.0547            (0.0547)         (0.0547)
Year ended 03/31/1997 ..................       1.00         0.0520            (0.0520)         (0.0520)
Period ended 03/31/1996 (a) ............       1.00         0.0468            (0.0468)         (0.0468)
Year ended 05/31/1995 ..................       1.00         0.0519            (0.0519)         (0.0519)
Year ended 05/31/1994 ..................       1.00         0.0318            (0.0318)         (0.0318)
Year ended 05/31/1993 ..................       1.00         0.0328            (0.0328)         (0.0328)

PRIMARY B SHARES
Six months ended 09/30/1998+++ .........     $ 1.00      $  0.0259          $ (0.0259)       $ (0.0259)
Year ended 03/31/1998 ..................       1.00         0.0522            (0.0522)         (0.0522)
Year ended 03/31/1997 ..................       1.00         0.0495            (0.0495)         (0.0495)
Period ended 03/31/1996 (a) ............       1.00         0.0447            (0.0447)         (0.0447)
Period ended 05/31/1995 * ..............       1.00         0.0474            (0.0474)         (0.0474)

INVESTOR A SHARES
Six months ended 09/30/1998+++ .........     $ 1.00      $  0.0254          $ (0.0254)       $ (0.0254)
Year ended 03/31/1998 ..................       1.00         0.0512            (0.0512)         (0.0512)
Year ended 03/31/1997 ..................       1.00         0.0485            (0.0485)         (0.0485)
Period ended 03/31/1996 (a) ............       1.00         0.0438            (0.0438)         (0.0438)
Year ended 05/31/1995 ..................       1.00         0.0475            (0.0475)         (0.0475)
Year ended 05/31/1994 ..................       1.00         0.0283            (0.0283)         (0.0283)
Year ended 05/31/1993 ..................       1.00         0.0293            (0.0293)         (0.0293)

INVESTOR B SHARES
Six months ended 09/30/1998+++ .........     $ 1.00      $  0.0259          $ (0.0259)       $ (0.0259)
Year ended 03/31/1998 ..................       1.00         0.0522            (0.0522)         (0.0522)
Year ended 03/31/1997 ..................       1.00         0.0495            (0.0495)         (0.0495)
Period ended 03/31/1996 (a) ............       1.00         0.0447            (0.0447)         (0.0447)
Year ended 05/31/1995 ..................       1.00         0.0493            (0.0493)         (0.0493)
Period ended 05/31/1994 * ..............       1.00         0.0015            (0.0015)         (0.0015)

INVESTOR C SHARES
Six months ended 09/30/1998+++ .........     $ 1.00      $  0.0259          $ (0.0259)       $ (0.0259)
Year ended 03/31/1998 ..................       1.00         0.0522            (0.0522)         (0.0522)
Year ended 03/31/1997 ..................       1.00         0.0495            (0.0495)         (0.0495)
Period ended 03/31/1996 (a) ............       1.00         0.0447            (0.0447)         (0.0447)
Year ended 05/31/1995 ..................       1.00         0.0493            (0.0493)         (0.0493)
Period ended 05/31/1994 * ..............       1.00         0.0155            (0.0155)         (0.0155)

DAILY SHARES
Six months ended 09/30/1998+++ .........     $ 1.00      $  0.0247          $ (0.0247)       $ (0.0247)
Year ended 03/31/1998 ..................       1.00         0.0497            (0.0497)         (0.0497)
Year ended 03/31/1997 ..................       1.00         0.0470            (0.0470)         (0.0470)
Period ended 03/31/1996 (a) ............       1.00         0.0439            (0.0439)         (0.0439)
Period ended 05/31/1995 * ..............       1.00         0.0173            (0.0173)         (0.0173)

----------
  * Prime primary B, Investor A, Investor B, Investor C and Daily Shares commenced operations on June 16,
    1994, July 16, 1990, May 11, 1994, November 26, 1993, and February 9, 1995, respectively.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction on any applicable sales charges.
+++ Unaudited.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

                                    SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

-------------------------------------------------------------------------------------------------
  Financial Highlights (continued)
-------------------------------------------------------------------------------------------------

                                                RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                ---------------------------------------------
                                                                                   OPERATING
                                                                                    EXPENSES
 NET ASSET                     NET ASSETS                                            WITHOUT
   VALUE                         END OF                                              WAIVERS
   END OF         TOTAL           YEAR            OPERATING       NET INVESTMENT      AND/OR
    YEAR          RETURN++       (000)             EXPENSES           INCOME       REIMBURSEMENTS
-------------------------------------------------------------------------------------------------
   $ 1.00          2.75%       $ 2,621,743          0.30%+             5.42%+          0.33%+
     1.00          5.61          2,852,555          0.30               5.48            0.35
     1.00          5.34          2,533,688          0.30               5.21            0.35
     1.00          4.79          2,472,469          0.30+              5.62+           0.37+
     1.00          5.32          2,873,096          0.30               5.23            0.38
     1.00          3.22          2,883,762          0.30               3.20            0.37
     1.00          3.33          1,156,266          0.30               3.25            0.36

   $ 1.00          2.63%       $    28,278          0.55%+             5.17%+          0.58%+
     1.00          5.34              8,132          0.55               5.23            0.60
     1.00          5.05            184,021          0.55               4.96            0.60
     1.00          4.57             96,305          0.55+              5.37+           0.62+
     1.00          4.84            126,120          0.55+              4.98+           0.63+

   $ 1.00          2.57%       $ 2,989,488          0.65%+             5.07%+          0.68%+
     1.00          5.24          1,706,692          0.65               5.13            0.70
     1.00          4.96          1,157,724          0.65               4.86            0.70
     1.00          4.48          1,099,490          0.65+              5.27+           0.72+
     1.00          4.85            698,358          0.75               4.78            0.83
     1.00          2.86            511,833          0.65               2.85            0.72
     1.00          2.97            306,376          0.65               2.90            0.71

   $ 1.00          2.63%       $   634,855          0.55%+             5.17%+          0.68%+
     1.00          5.34            844,367          0.55               5.23            0.60
     1.00          5.05            381,015          0.55               4.96            0.60
     1.00          4.57            358,646          0.55+              5.37+           0.62+
     1.00          5.03            216,973          0.56               4.97            0.64
     1.00          0.15                  2          0.55+              2.95+           0.62+

   $ 1.00          2.63%       $    64,660          0.55%+             5.17%+          0.58%+
     1.00          5.34             96,149          0.55               5.23            0.60
     1.00          5.05             93,678          0.55               4.96            0.60
     1.00          4.57             74,822          0.55+              5.37+           0.62+
     1.00          5.03             53,451          0.56               4.97            0.64
     1.00          1.58              1,481          0.55+              2.95+           0.62+

   $ 1.00          2.51%       $   765,618          0.80%+             4.92%+          1.03%+
     1.00          5.08             92,974          0.80               4.98            0.85
     1.00          4.80              9,010          0.80               4.71            0.85
     1.00          4.49                 40          0.67+              5.25+           0.74+
     1.00          1.74                  2          0.55+              4.98+           0.63+

NATIONS FUNDS

  Notes to Financial Statements (unaudited)

Nations Fund Trust (the "Trust") and Nations Fund, Inc. (the "Company") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 1998, the Trust offered thirty-seven separate portfolios and the Company offered nine separate portfolios. These financial statements pertain only to the money market portfolios of the Trust and the Company (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust and the Company are presented under separate cover. The Funds currently offer six classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters which the interests of one class of shares differ from the interest of any other class.

1.    SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: Securities are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets are valued by the investment advisor under the supervision of the Board of Trustees/Directors.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and date, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its right. The Funds' investment advisor and sub-advisor, acting under the supervision of the Board of Trustees/Directors, monitor the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Reverse Repurchase Agreements: Each Fund may enter into reverse repurchase agreements with institutions that the Funds' investment advisor and sub-advisor has determined are creditworthy. Under the terms of a typical reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other appropriate liquid securities at least equal in value to the Funds' obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. Securities subject to repurchase under reverse repurchase agreements are designated in the Statement of Net Assets.

At September 30, 1998, the Treasury Fund had reverse repurchase agreements outstanding as follows:

Maturity Amount ..................................      $495,588,000
Maturity Date ....................................          10/01/98
Market Value of Assets Sold Under Agreements .....      $485,000,000

The average daily balance of reverse repurchase agreements outstanding by the Treasury Fund during the six months ended September 30, 1998 was $420,931,000.

The proceeds received by the Treasury Fund under the reverse repurchase agreements were reinvested in a tri-party repurchase agreement. Net fees earned during the six months ended September 30, 1998, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $397,000 and have been included in interest income in the Statement of Operations.

Securities Transactions and Investment Income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums calculated ratably, is earned from the settlement date and recorded on the accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

Dividends and Distributions to Shareholders: It is the policy of each Fund to declare dividends daily from net investment income and to pay such dividends monthly. Each Fund will distribute net realized short-term capital gains annually after the fiscal year in which the capital gains were earned or more frequently to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

Federal Income Tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to shareholders. Therefore, no provision is made for Federal income or excise taxes.

Expenses: General expenses of the Trust or Company are allocated to the Funds based upon relative net assets. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. Expenses not directly attributable to any class of shares are prorated based on the relative net assets of each class.

Cash Flow Information: Cash, as used in the Statement of Cash Flows, is the amount reported in the Statements of Assets and Liabilities and represents cash on hand at custodian banks. The Trust and the Company issue and redeem shares, invest in securities, and distribute dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Trust and the Company has entered into an investment advisory agreement (the "Investment Advisory Agreements") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A., ("NationsBank"), pursuant to which NBAI provides investment advisory services to the Funds. Under the Investment Advisory Agreements, NBAI is entitled to receive a fee calculated daily and paid monthly based on the average daily net assets as follows: (i) Government Money Market and Tax Exempt at the annual rate of 0.40% and (ii) Prime and Treasury at the annual rate of 0.25% on combined net assets up to $250 million and 0.20% on combined net assets exceeding $250 million.

Each of the Trust and the Company has entered into a sub-advisory agreement with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank, pursuant to which TradeStreet is entitled to receive a sub-advisory fee from NBAI at the annual rate of 0.055% of each Fund's average daily net assets.

Stephens, Inc. ("Stephens") serves as the administrator of the Trust and the Company. First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as co-administrator. Stephens and First Data are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the Funds. NBAI is the sub-administrator of the Company and Nations Portfolios. For the six months ended September 30, 1998, Stephens earned $4,721,000, net of fee waivers, from the Funds for its administration services, of which $640,000 was paid to NBAI for its services as sub-administrator.

The investment advisor, sub-advisor and administrator may, from time to time, reduce their fees payable by each Fund.

For the six months ended September 30, 1998, fees waived were as follows:

                             Fees waived           Fees waived
                             by Advisor          by Administrator
                           --------------------------------------
Tax Exempt ..............   $ 2,889,000              $265,000
Treasury ................       278,000               297,000
Government Money Market..       405,000                34,000
Prime ...................       466,000               684,000

NationsBank of Texas, N.A. ("NationsBank of Texas") served as the custodian of the Trust's and the Company's assets until it merged with NationsBank on May 6, 1998. NationsBank began serving as custodian for the Trust's and the Company's assets on that date and is providing the same services as were previously provided by NationsBank of Texas. For the six months ended September 30, 1998, NationsBank of Texas and NationsBank earned $2,000 and $10,000, respectively, for providing such services. The Bank of New York ("BNY") has entered into agreements with each of the Funds and NationsBank whereby BNY serves as sub-custodian for the Funds. For the six months ended September 30, 1998, expenses of the Funds were reduced by $9,000 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

First Data also serves as the transfer agent for the Funds' shares. NationsBank of Texas also served as the sub-transfer agent for the Primary Shares of the Funds until it merged with NationsBank on May 6, 1998. NationsBank began serving as the sub-transfer agent for the Primary Shares of the Funds on that date and is providing the same services as were previously provided by NationsBank of Texas. For the six months ended September 30, 1998, NationsBank of Texas and NationsBank earned approximately $2,000 and $8,000, respectively, for providing such services. Stephens also serves as distributor of the Funds' shares.

The Trust and the Company pay each unaffiliated Trustee or Director an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting and $500 for each telephonic board meeting attended. The Trust and the Company also reimburse expenses incurred by each unaffiliated Trustee or Director in attending such meetings.

The Trust's and the Company's eligible Trustees or Directors, respectively, may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of the Treasury Fund. The expense for the deferred compensation and retirement plans is included in "Trustees'/Directors' fees and expenses" in the Statements of Operations.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which NationsBank has either sole or joint investment discretion.

On September 30, 1998, NationsBank Corporation, the parent company of NationsBank, merged with BankAmerica Corporation.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust and the Company each have adopted shareholder servicing plans and distribution plans for the Primary B, Investor B, Investor C and Daily Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distributions plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the distributor (and for Investor A Shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets set from time to time by the Board of Trustees/Directors, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses pursuant to these plans is paid to affiliates of NationsBank and NBAI.

At September 30, 1998, the actual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                         Plan
                                         Current Rate    Limit
                                         ---------------------
Primary B, Investor A, Investor C and
  Daily Shareholder Servicing Plans .      0.25%         0.25%
Investor B Shareholder Servicing Plan
  Prime, Treasury, Government
  Money Market ......................      0.25%         0.25%
  Tax Exempt ........................      0.20%         0.25%
Investor A Distribution Plan ........      0.10%         0.10%
Investor B Distribution Plan ........      0.00%         0.10%
Daily Distribution Plan .............      0.25%         0.45%

4.  SHARES OF BENEFICIAL INTEREST/COMMON STOCK

At September 30, 1998, an unlimited number of shares of beneficial interest without par value were authorized for the Trust and 420,000,000,000 shares of $.001 par value capital stock were authorized for the Company. The Trust's Declaration of Trust and the Company's Articles of Incorporation authorize the Board of Trustees/Directors to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

5.  RESTRICTED SECURITIES

The following securities are illiquid and restricted as to resale. Accordingly, they are valued at fair value in good faith by the advisor under the direction of the Board of Trustees/Directors, as applicable, taking into consideration such factors as the relevant Board deems appropriate.

Certain securities may be sold only pursuant to certain legal restrictions and may be difficult to sell. No Fund will invest more than 10% of the value of its net assets in securities that are illiquid.

PRIME
                                                                                               FAIR    PERCENTAGE   HISTORICAL
                                                                    PAR VALUE    VALUE         VALUE       OF          COST
                                                     ACQUISITION     9/30/98    PER UNIT      9/30/98  NET ASSETS     9/30/98
        SECURITY                                        DATE          (000)      9/30/98       (000)     9/30/98       (000)
--------------------------------------------------------------------------------------------------------------------------------
Allstate Life Insurance Company:
   5.816% 11/01/98# ..............................     11/01/97      $25,000       $1.00     $  25,000      0.4%    $  25,000
   5.816% 12/01/98# ..............................     12/01/97       25,000        1.00        25,000      0.4        25,000
Anchor National Life Insurance Company:
   5.740% 12/29/98# ..............................     05/16/97       50,000        1.00        50,000      0.7        50,000
   5.759% 12/29/98# ..............................     12/01/97       25,000        1.00        25,000      0.4        25,000
Commonwealth Life Insurance Company:
   5.730% 10/01/98 +++ ...........................     02/05/98       50,000        1.00        50,000      0.7        50,000
   5.880% 03/29/99# ..............................     12/01/97       62,000        1.00        62,000      0.8        62,000
   5.880% 03/29/99# ..............................     02/02/98       10,000        1.00        10,000      0.1        10,000
First Allmerica Life Insurance Company:
   5.760% 12/29/98# ..............................     11/24/97       50,000        1.00        50,000      0.7        50,000
 Life Insurance Company of Georgia,:
   5.799% 03/29/99# ..............................     01/01/98       60,000        1.00        60,000      0.8        60,000
Peoples Security Life Insurance Company:
   5.830% 10/01/98 +++ ...........................     12/04/97       20,000        1.00        20,000      0.3        20,000
   5.880% 12/29/98# ..............................     01/05/98       20,000        1.00        20,000      0.3        20,000
Sun Life Insurance Company of America:
   5.789% 03/29/99# ..............................     10/01/97       50,000        1.00        50,000      0.7        50,000
Travelers Life Insurance Company:
   5.695% 10/01/98 +++ ...........................     02/03/98       25,000        1.00        25,000      0.4        25,000
   5.645% 10/31/98 +++ ...........................     08/31/98       25,000        1.00        25,000      0.4        25,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                             $497,000,000   7.0%    $497,000,000
--------------------------------------------------------------------------------------------------------------------------------
  # Put date
+++ Reset Date

The following securities of the Prime Fund are restricted as to resale, however, they are considered liquid due to the put feature which allows the Fund to put the security back to the issuer at par level within seven calendar days.

                                                                                               FAIR    PERCENTAGE   HISTORICAL
                                                                    PAR VALUE    VALUE         VALUE       OF          COST
                                                     ACQUISITION     9/30/98    PER UNIT      9/30/98  NET ASSETS     9/30/98
        SECURITY                                        DATE          (000)      9/30/98       (000)     9/30/98       (000)
--------------------------------------------------------------------------------------------------------------------------------
General American Life Insurance Company
   5.850% 10/07/98# ..............................     02/06/98      $50,000      $1.00       $50,000      0.7%    $  50,000
   5.850% 10/07/98# ..............................     05/16/98       50,000       1.00        50,000      0.7        50,000
Life Insurance Company of Virginia
   5.618% 10/07/98# ..............................     09/01/98       50,000       1.00        50,000      0.7        50,000
   5.618% 10/07/98# ..............................     02/01/97       25,000       1.00        25,000      0.4        25,000
   5.618% 10/07/98# ..............................     03/01/98       25,000       1.00        25,000      0.4        25,000
New York Life Insurance Company
   5.679% 10/07/98# ..............................     11/17/97       50,000       1.00        50,000      0.7        50,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                            $250,000,000   3.5%    $250,000,000
---------------------------------------------------------------------------------------------------------------------------------
#  Put date

6. LINE OF CREDIT

The Trust and Company participate in an uncommitted line of credit provided by BNY under an agreement (the "Agreement") dated July 10, 1998. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the Federal funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement.

For the six months ended September 30, 1998, borrowing by the Funds was as follows:

                               AVERAGE                       AVERAGE    AVERAGE
                                AMOUNT        AVERAGE         DEBT      INTEREST
FUND                         OUTSTANDING      SHARES        PER SHARE     RATE
-------------------------------------------------------------------------------
Tax Exempt ...........        $ 111,000     371,485,159     $ 0.00(a)     6.09%
-------------------------------------------------------------------------------
(a) Amount represents less than $0.01 per share

The average amount outstanding was calculated based on daily balances in the period.

7. CAPITAL LOSS CARRYFORWARD

At September 30, 1998, the Funds had available for Federal income tax purposes the following unused capital losses expiring March 31:

                            1999       2001       2002       2003        2004      2005      2006
----------------------------------------------------------------------------------------------------
Prime .................   $203,000       --         --     $131,000   $ 35,000   $407,000   $ 23,000
Government Money Market       --         --         --       66,000      2,000       --         --
Treasury ..............       --         --     $ 16,000     26,000     95,000     31,000     14,000
Tax exempt ............       --     $ 23,000     16,000     44,000       --        1,000      2,000

8.  REORGANIZATIONS

On May 16, 1997, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and liabilities of The Pilot Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to agreements and plans of reorganization approved by the Acquired Fund's shareholders. The value of shares issued by the Acquiring Fund is presented in the Schedule of Capital Stock Activity. Net assets as of the reorganization date were as follows:

                                                                                                        TOTAL NET ASSETS OF
ACQUIRING             ACQUIRED                   TOTAL NET ASSETS OF    TOTAL NET ASSETS OF                ACQUIRING FUND
  FUND                  FUND                       ACQUIRED FUND          ACQUIRING FUND                  AFTER ACQUISITION
---------------------------------------------------------------------------------------------------------------------------
Prime Fund         Pilot Shor-Term
                   Diversified Assets Fund        $1,854,583,000          $4,275,977,000                    $6,130,560,000
Treasury           Pilot Short-Term
                   U.S. Treasury Fund              1,619,654,000           2,618,142,000                     4,237,796,000
Tax Exempt         Pilot Short-Term
                   Tax Exempt Diversified Fund       391,958,000           1,461,773,000                     1,853,731,000
Tax Exempt         Pilot Missouri Short-Term
                   Tax Exempt Fund                   226,780,000           1,853,731,000                     2,080,511,000

On May 15, 1998, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and liabilities of The Emerald Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to agreements and plans of reorganization approved by the Acquired Fund's shareholders. The value of shares issued by the Acquiring Fund is presented in the Schedule of Capital Stock Activity. Net assets as of the reorganization date were as follows:

                                                                                                        TOTAL NET ASSETS OF
ACQUIRING             ACQUIRED                   TOTAL NET ASSETS OF    TOTAL NET ASSETS OF                ACQUIRING FUND
  FUND                  FUND                       ACQUIRED FUND          ACQUIRING FUND                  AFTER ACQUISITION
---------------------------------------------------------------------------------------------------------------------------
Tax Exempt         Emerald Tax Exempt             $  170,700,000          $2,426,697,000                    $2,597,397,000
Prime              Emerald Prime Money Market      2,174,402,000           5,517,462,000                     7,691,864,000
Treasury           Emerald Treasury Money Market     875,235,000           2,468,064,000                     3,343,299,000

On June 19, 1998, Tax-Exempt Fund, as listed below (an "Acquiring Fund"), acquired the assets of the common trust fund managed by NationsBank listed below (an "Acquired Fund") in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund is presented in the Schedule of Capital Stock Activity. Net assets as of the conversion date were as follows:

                                                                                                        TOTAL NET ASSETS OF
ACQUIRING             ACQUIRED                   TOTAL NET ASSETS OF    TOTAL NET ASSETS OF                ACQUIRING FUND
  FUND                  FUND                       ACQUIRED FUND          ACQUIRING FUND                  AFTER ACQUISITION
---------------------------------------------------------------------------------------------------------------------------
Tax Exempt         Common Trust Municipal Temp    $   52,112,000          $2,597,973,000                    $2,650,085,000

9.    SUBSEQUENT EVENTS

Effective October 19, 1998, Bank of New York began serving as the custodian for the Trust's and the Company's assets and is providing the same services as were previously provided by NationsBank. There no longer is a sub-custodian for the Trust or the Company.

On November 5, 1998 ,the Boards of Directors/Trustees of each of the Trust and the Company approved changes in the Funds' administration arrangements whereby NBAI and Stephens will each serve as co-administrators for the Funds, and BNY will serve as sub-administrator. These changes, which will become effective for the Funds in the fourth quarter of 1998, will reflect an increase in the overall administration fees paid by the Funds.

                      [This page intentionally left blank.]

                      [This page intentionally left blank.]

                               [graphic omitted]

                                                               --------------
NATIONS                                                          BULK RATE
 FUNDS                                                          U.S. POSTAGE
                                                                    PAID
P.O. Box 32602                                                  N READING, MA
Charlotte, NC 28234-4602                                          PERMIT NO.
Toll Free 1-800-982-2271                                            105
                                                               --------------


SAR4 97495 9/9